AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 16, 2011

                                                              File No. 033-42484
                                                              File No. 811-06400


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      POST-EFFECTIVE AMENDMENT NO. 158                       /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 159                               /X/

                        THE ADVISORS' INNER CIRCLE FUND
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               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110
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               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (800) 932-7781
                                                          --------------
                              Philip T. Masterson
                              c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                        --------------------------------
                    (Name and Address of Agent for Service)

                                 Copies to:

Timothy W. Levin, Esquire                          Christopher D. Menconi
Morgan, Lewis & Bockius LLP                        Morgan, Lewis & Bockius LLP
1701 Market Street                                 1111 Pennsylvania Avenue, NW
Philadelphia, Pennsylvania 19103                   Washington, DC 20004


It is proposed that this filing become effective (check appropriate box)

         -----------------------------------------------------
         / / Immediately upon filing pursuant to paragraph (b) / / On [date] pursuant to paragraph (b)
         / / 60 days after filing pursuant to paragraph (a)(1) /X/ 75 days after filing pursuant to paragraph (a)(2) / / On [date] pursuant to paragraph (a) of Rule 485
         ------------------------------------------------------

                             SUBJECT TO COMPLETION

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

                Preliminary Prospectus Dated _____________, 2011

                           Cambiar Global Select Fund
                             Ticker Symbol: _______

                        Investor Class Shares Prospectus
                               ___________, 2011

                        The Advisors' Inner Circle Fund

                            [CAMBIAR INVESTORS LOGO]

                            MANAGER FOR ALL SEASONS

  The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

                                                                         PAGE
CAMBIAR GLOBAL SELECT FUND ............................................... 1
FUND INVESTMENT OBJECTIVE ................................................ 1
FUND FEES AND EXPENSES ................................................... 1
PRINCIPAL INVESTMENT STRATEGIES .......................................... 2
PRINCIPAL RISKS OF INVESTING IN THE FUND ................................. 3
PERFORMANCE INFORMATION .................................................. 4
INVESTMENT ADVISER ....................................................... 4
PORTFOLIO MANAGERS ....................................................... 4
PURCHASING AND SELLING FUND SHARES ....................................... 4
TAX INFORMATION .......................................................... 5
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL
INTERMEDIARIES ........................................................... 5
INVESTING WITH THE FUND .................................................. 5
BUYING FUND SHARES ....................................................... 5
REDEEMING FUND SHARES .................................................... 6
EXCHANGING FUND SHARES ................................................... 7
TRANSACTION POLICIES ..................................................... 8
ACCOUNT POLICIES .........................................................12
ADDITIONAL INFORMATION ABOUT THE FUND ....................................16
OTHER INVESTMENT PRACTICES AND STRATEGIES ................................16
INVESTMENT MANAGEMENT ....................................................17
SHAREHOLDER SERVICING ARRANGEMENTS .......................................18
PAYMENTS TO FINANCIAL INTERMEDIARIES .....................................18

CAMBIAR GLOBAL SELECT FUND

FUND INVESTMENT OBJECTIVE
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The Cambiar Global Select Fund (the "Fund") seeks long-term capital appreciation.

FUND FEES AND EXPENSES
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This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Redemption Fee (as a percentage of amount redeemed, if shares
redeemed have been held for less than 90 days)                            2.00%


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fees                                                           1.00%
Other Expenses(1)                                                         5.29%
Shareholder Service Fees                                                  0.25%
Total Annual Fund Operating Expenses                                      6.54%
Less Fee Reductions and/or Expense Reimbursements                        (5.24)%
Total Annual Fund Operating Expenses After Fee Reductions
and/or Expense Reimbursements(2)                                          1.30%


(1) Other Expenses are based on estimated amounts for the current fiscal year.
(2) Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.30% of the Fund's Investor Class Shares' average daily net assets until September 1, 2013. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and 1.30% to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place.This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2013.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 Year                   3 Years
                   $132                    $1,468

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES
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Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies located throughout the world. The equity securities in which the Fund generally invests are common stocks and American Depositary Receipts ("ADRs"). The Fund may invest in securities of companies of any market capitalization and expects, under normal market conditions, to invest at least 40% of its assets in non-U.S. companies. The majority of these companies operate in "established" markets; however, when opportunities warrant, the Adviser may invest up to 25% of its assets in securities of companies in "emerging market" countries. An "emerging market" country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. In many circumstances, the Fund purchases ADRs of foreign companies on U.S. exchanges, rather than foreign shares on foreign exchanges, to facilitate greater liquidity and lower custodial expenses.

Cambiar Investors LLC's ("Cambiar" or the "Adviser") investment professionals work as a team to develop investment ideas by analyzing company and industry statements, monitoring Wall Street and other research sources and interviewing company management. The Adviser also evaluates economic conditions and fiscal and monetary policies. The Adviser's approach focuses first on individual stocks and then on industries or sectors. The Adviser does not attempt to time the market. The Adviser tries to select quality companies:

         o        Possessing above-average financial characteristics;

         o        Having seasoned management;

         o        Enjoying product or market advantages;

         o Whose stock is selling at a low relative historical valuation based on ratios such as price-to-earnings, price-to-book, price-to-sales and price-to-cash flow;

         o Experiencing positive developments not yet recognized by the markets, such as positive changes in management, improved margins, corporate restructuring or new products; and/or

         o Possessing significant appreciation potential within 12 to 18 months.

The Adviser may sell a stock because:

         o It realizes positive developments and achieves its target price;

         o It experiences exaggerated price moves relative to actual developments;

         o        It becomes overweighted in the portfolio; or

         o        It experiences a change in or deteriorating fundamentals.

PRINCIPAL RISKS OF INVESTING IN THE FUND
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As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the mid- and small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The mid- and small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid- and small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and European Depositary Receipts ("EDRs") are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of a Fund's assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION
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The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER
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Cambiar Investors LLC

PORTFOLIO MANAGERS
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Ania A. Aldrich, CFA, Principal, joined the Adviser in 1999 and has served on the portfolio team for the Fund since its inception.

Todd L. Edwards, PhD, International Investment Analyst, joined the Adviser in 2007 and has served on the portfolio team for the Fund since its inception.

Alvaro Shiraishi, International Investment Analyst, joined the Adviser in 2007 and has served on the portfolio team for the Fund since its inception.

PURCHASING AND SELLING FUND SHARES
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To purchase shares of the Fund for the first time, you must invest at least $100,000 ($25,000 for individual retirement accounts ("IRAs") and $12,500 for Spousal IRAs). Thereafter your investments must be at least $100.

If you own your shares directly, you may sell your shares on any day the New York Stock Exchange ("NYSE") is open for business by contacting the Fund directly by mail or telephone at 1-866-777-8227.

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares.

TAX INFORMATION
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The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) or individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES_
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If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

INVESTING WITH THE FUND

BUYING FUND SHARES
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To purchase Investor Class Shares directly from the Fund through its transfer agent, complete and send in the account application. If you need an account application or have questions, please call 1-866-777-8227.

All investments must be made by check or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler's checks, money orders or cashier's checks.

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

You can open an account with the Fund by sending a check and your account application to the address below. You can add to an existing account by sending the Fund a check and, if possible, the "Invest by Mail" stub that accompanies your statement. Be sure your check identifies clearly your name, your account number and the name of the Fund.

REGULAR MAIL ADDRESS

The Cambiar Funds
P.O. Box 219009
Kansas City, MO 64121-9009

EXPRESS MAIL ADDRESS

DST Systems, Inc.
c/o The Cambiar Funds
430 West 7th Street
Kansas City, MO 64105

BY WIRE

To open an account by wire, call 1-866-777-8227 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name and your account number).

WIRING INSTRUCTIONS

UMB Bank, N.A.
ABA # 101000695
The Cambiar Funds
DDA Acct. # 9871063178
Ref: Fund name/account number/account name

BY AUTOMATIC INVESTMENT PLAN (VIA AUTOMATED CLEARING HOUSE OR ACH)

You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a completed application to the Fund. To cancel or change a plan, write to the Fund at: The Cambiar Funds, P.O. Box 219009, Kansas City, MO 64121 (Express Mail Address:
430 West 7th Street, Kansas City, MO 64105). Allow up to 15 days to create the plan and 3 days to cancel or change it.

MINIMUM INVESTMENTS

You can open an account with the Fund with a minimum initial investment of $100,000 ($25,000 for individual retirement accounts ("IRAs") and $12,500 for Spousal IRAs). Thereafter your investments must be at least $100. The Fund reserves the right to waive the minimum initial investment amounts in its sole discretion.

FUND CODES

The Fund's reference information, which is listed below, will be helpful to you when you contact the Fund to purchase or exchange Investor Class Shares, check the Fund's daily net asset value per share ("NAV") or obtain additional information.

FUND NAME                         TRADING SYMBOL        CUSIP          FUND CODE
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Cambiar Global Select Fund             XX                XX               XX
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REDEEMING FUND SHARES
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BY MAIL

You may contact the Fund directly by mail at: The Cambiar Funds, P.O. Box 219009, KansasCity, MO 64121 (Express Mail Address: DST Systems, Inc. c/o The Cambiar Funds, 430 West 7th Street, Kansas City, MO 64105). Send a letter to the Fund signed by all registered parties on the account specifying:

         o        The Fund name;

         o        The account number;

         o        The dollar amount or number of shares you wish to redeem;

         o        The account name(s); and

         o The address to which redemption (sale) proceeds should be sent.

All registered share owner(s) must sign the letter in the exact name(s) in which their account is registered and must designate any special capacity in which they are registered.

Certain shareholders may need to include additional documents to redeem shares. Certain redemption requests require signature guarantees by a bank or member firm of a national securities exchange. For example, signature guarantees are required if your address of record or banking instructions have been changed in the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are for the protection of the shareholders. Before granting a redemption request, the Fund may require a shareholder to furnish additional legal documents to insure proper authorization.

BY TELEPHONE

You must first establish the telephone redemption privilege (and, if desired, the wire or ACH redemption privilege) by completing the appropriate sections of the account application.

Call 1-866-777-8227 to redeem your shares. Based on your instructions, the Fund will mail your proceeds to you or send them to your bank by either Fed wire or ACH.

BY SYSTEMATIC WITHDRAWAL PLAN (VIA ACH)

If your account balance is at least $10,000, you may transfer as little as $100 per month from your account to another financial institution through a Systematic Withdrawal Plan (via ACH). To participate in this service, you must complete the appropriate sections of the account application and mail it to the Fund.

EXCHANGING FUND SHARES
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At no charge, you may exchange Investor Class Shares of one Cambiar Fund for Investor Class Shares of another Cambiar Fund by writing to or calling the Fund, subject to any applicable minimum investment requirements. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined at the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Excessive Trading Policies and Procedures."

For information regarding the federal income tax consequences of transactions in shares of the Fund, including information about cost basis reporting, see "Federal Taxes."

TRANSACTION POLICIES
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CALCULATING YOUR SHARE PRICE

You may buy, sell or exchange shares of the Fund on each day the NYSE is open for business (a "Business Day") at a price equal to its net asset value ("NAV") next computed after the Fund receives your order in good form. The Fund calculates NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day's NAV, the Fund or an authorized institution must receive your order in good form (meaning that it is complete, contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.) before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following Business Day. If the NYSE closes early - such as on days in advance of certain generally observed holidays - the Fund will calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Shares will not be priced on days that the NYSE is closed for trading, including nationally observed holidays. Since securities that are traded on foreign exchanges may trade on days when the NYSE is closed, the value of the Fund may change on days when you are unable to purchase or redeem shares.

The Fund calculates its NAV by adding the total value of its assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. In calculating NAV, the Fund generally values its investment portfolios at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, but before the time as of which the Fund calculates NAV, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees (the "Board"). Pursuant to the policies adopted by, and under the ultimate supervision of the Board, these methods are implemented through the Fund's Fair Value Pricing Committee, members of which are appointed by the Board. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time as of which the Fund prices its shares, the value the Fund assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the United States, or other relevant information related to the securities.

There may be limited circumstances in which the Fund would price securities at fair value for stocks of U.S. companies that are traded on U.S. exchanges -- for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

When valuing fixed income securities with remaining maturities of more than 60 days, the Fund uses the value of the security provided by pricing services.
The values provided by a pricing service may be based upon market quotations for the same security if a quotation is readily available, or may be based upon the values of securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Securities, options, futures contracts and other assets (including swap agreements) for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with financial intermediaries such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary (rather than directly from the Fund), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the Fund prior to the time the Fund calculates its NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution (defined below), orders transmitted by the financial intermediary and received by the Fund after the time NAV is calculated for a particular day will receive the following day's NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Fund with respect to the receipt of purchase and redemption requests for Fund shares ("authorized institutions"). These requests are executed at the NAV next determined after the authorized institution receives the request. To determine whether your financial intermediary is an authorized institution such that it may act as agent on behalf of the Fund with respect to purchase and redemption requests for Fund shares, you should contact them directly.

If you deal directly with a financial intermediary, you will have to follow their procedures for transacting with the Fund. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your authorized institution directly.

IN-KIND TRANSACTIONS

Under certain conditions and at the Fund's discretion, you may pay for shares of the Fund with securities instead of cash. In addition, the Fund may pay part of your redemption proceeds (in excess of $250,000) with securities instead of cash. It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

REDEMPTION FEE

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of short-term trading, the Fund charges a 2.00% redemption fee on redemptions of shares that have been held for less than 90 days. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first.

The redemption fee is applicable to Fund shares purchased either directly from the Fund or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Fund. However, the Fund recognizes that due to operational and systems limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Fund may not be able to defray the expenses associated with those short-term trades made by that financial intermediary's customers.

The Fund reserves the right to waive its redemption fee at its discretion when it believes such waiver is in the best interests of the Fund, including with respect to certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include, but are not limited to, the following:
(i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders;
(ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic withdrawals; and (v) retirement loans and withdrawals.

PAYMENT OF REDEMPTION PROCEEDS

Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via ACH to your bank account once you have established banking instructions with the Fund. The Fund will pay for all shares redeemed within seven days after they receive a redemption request in proper form, meaning that it is complete and contains all necessary information and has all supporting documentation (such as proper signature guarantees, IRA rollover forms, etc.).

The Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. Before they grant a redemption request, the Fund may require a shareholder to furnish additional legal documents to insure proper authorization.

If you redeem shares that were purchased by check or through ACH, you will not receive your redemption proceeds until the check has cleared or the ACH transaction has been completed, which may take up to 15 days from the purchase date.

TELEPHONE TRANSACTIONS

The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Therefore, the Fund will not be responsible for any loss, liability, cost or expense for following instructions received by telephone reasonably believed to be genuine.

RIGHTS RESERVED BY THE FUND

PURCHASES

At any time and without notice, the Fund may:

         o        Stop offering shares;

         o        Reject any purchase order; or

         o Bar an investor engaged in a pattern of excessive trading from buying shares. (Excessive trading can adversely impact performance by disrupting management and by increasing expenses. ) The Fund will consider various factors in determining whether an investor has engaged in excessive trading. These factors include, but are not limited to, the investor's historic trading patterns, the number of transactions, the size of the transactions, the time between transactions and the percentage of the investor's account involved in each transaction. For more information about the Fund's policies on excessive trading, see "Excessive Trading Policies and Procedures. "

REDEMPTIONS

At any time and without notice, the Fund may change or eliminate any of the redemption methods described above, except redemption by mail. The Fund may suspend your right to redeem if:

         o        Trading on the NYSE is restricted or halted; or

         o The U. S. Securities and Exchange Commission allows the Fund to delay redemptions.

EXCHANGES

The Fund may:

         o Modify or cancel the exchange program at any time on 60 days' written notice to shareholders;

         o        Reject any request for an exchange; or

         o Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

ACCOUNT POLICIES
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EXCESSIVE TRADING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

In addition, because the Fund invests in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than funds investing exclusively in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Fund's shares if the price of the Fund's foreign securities do not reflect their fair value. Although the Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage. For more information on how the Fund uses fair value pricing, see "Calculating Your Share Price."

Because the Fund may invest in mid- and small-capitalization securities which often trade in lower volumes and may be less liquid, the Fund may be more susceptible to the risks posed by frequent trading because frequent transactions in the Fund's shares may have a greater impact on the market prices of these types of securities. In addition, because frequent trading may cause the Fund to attempt to maintain higher cash positions, changes to the Fund's holdings in response to frequent trading may impact the market prices of such relatively thinly traded securities held by the Fund.

The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

         o Shareholders are restricted from making more than 3 "round trips" into or out of the Fund per year. If, to the knowledge of the Fund, a shareholder exceeds this amount, the Fund and/or its service providers may, at its discretion, reject any additional purchase or exchange orders. The Fund defines a "round trip" as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

         o The Fund assesses a redemption fee of 2.00% on redemptions by shareholders of Fund shares held for less than 90 days (subject to certain exceptions as discussed in "Redemption Fee").

         o The Fund reserves the right to reject any purchase or exchange request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. In accordance with Rule 22c-2 under the Investment Company Act of 1940, as amended, the Fund has entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Fund's, or in certain instances, the financial intermediary's, market-timing policy; (2) furnish the Fund, upon its request, with information regarding customer trading activities in shares of the Fund; and (3) enforce the Fund's, or in certain instances, the financial intermediary's, market-timing policy with respect to customers identified by the Fund as having engaged in market timing. When information regarding transactions in the Fund's shares is requested by the Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.), or upon receipt of all identifying information required on the application, your investment will be received and your order will be processed at the NAV next-determined.

The Fund reserves the right to close or liquidate your account at the NAV next-determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

SMALL ACCOUNTS

The Fund may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial investment. (See "Buying Shares-Minimum Investments" for minimum initial investment amounts.) This provision does not apply:

         o        To retirement accounts and certain other accounts; or

         o When the value of your account falls because of market fluctuations and not your redemptions.

The Fund will provide you at least 30 days' written notice to allow you sufficient time to add to your account and avoid the sale of your shares.

DISTRIBUTIONS

Normally, the Fund distributes its net investment income and its net capital gains, if any, at least once a year. The Fund will automatically reinvest dividends and distributions in additional shares of the Fund, unless you elect on your account application to receive them in cash.

FEDERAL TAXES

The following is a summary of the federal income tax consequences of investing in the Fund. This summary does not apply to shares held in an individual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. You should always consult your tax advisor for specific guidance regarding the federal, state and local tax effect of your investment in the Fund.

TAXES ON DISTRIBUTIONS

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Fund, may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions that are designated by the Fund as qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Absent further legislation, the reduced tax rates applicable to qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2012. Once a year, the Fund will send you a statement showing the types and total amount of distributions you received during the previous year.

Recent legislation effective beginning in 2013 provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares).

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors. Call 1-866-777-8227 to find out when the Fund expects to make a distribution to shareholders.

TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

Each sale or exchange of shares of the Fund may be a taxable event. For tax purposes, an exchange of shares of one Cambiar Fund for another is the same as a sale.

A sale of Fund shares may result in a capital gain or loss to you. The gain or loss generally will be treated as short term if you held the shares 12 months or less, long term if you held the shares for longer.

The Fund (or its administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, the Fund will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

INVESTMENTS IN FOREIGN SECURITIES

To the extent that the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. If more than 50% of the total assets of the Fund consists of foreign securities, the Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax.

ADDITIONAL INFORMATION ABOUT TAXES

More information about taxes is in the SAI.

ADDITIONAL INFORMATION ABOUT THE FUND

The investment objective of the Fund is to seek long-term capital appreciation. The investment objective may be changed without shareholder approval.

OTHER INVESTMENT PRACTICES AND STRATEGIES
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The Fund may employ non-principal investment practices that this prospectus does not describe, such as when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. In addition, the Fund may use the investment strategies described below. For more information concerning any of the Fund's investment practices and risks, please read the SAI.

SHORT-TERM INVESTING

The investments and strategies described in this prospectus are those that are used under normal circumstances. During unusual economic, market, political or other circumstances, the Fund may invest up to 100% of its assets in short-term, high quality debt instruments, such as U.S. government securities. These instruments would not ordinarily be consistent with the Fund's principal investment strategies, and may prevent the Fund from achieving its investment objective. The Fund will use a temporary strategy if the Adviser believes that pursuing the Fund's investment objective will subject them to a significant risk of loss.

When the Adviser pursues a temporary defensive strategy, the Fund may not profit from favorable developments that they would have otherwise profited from if they were pursuing its normal strategies.

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund generally posts a detailed list of its securities (portfolio holdings) as of the most recent calendar month end, 30 days after the end of the calendar month. In addition, the Fund generally posts its ten largest portfolio holdings, and the percentage that each of these holdings represents of the Fund's total assets, as of the most recent calendar month end, 10 calendar days after the end of the calendar month. These postings can be found on the internet at http://aicfundholdings.com/cambiar and generally remain until replaced by new postings as described above. The Adviser may exclude any portion of the Fund's portfolio holdings from publication when deemed in the best interest of the Fund. Please consult the Fund's SAI for a description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.

INVESTMENT MANAGEMENT
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INVESTMENT ADVISER

Cambiar Investors LLC, a Delaware limited liability corporation located at 2401 East Second Avenue, Suite 500, Denver, Colorado 80206, serves as the investment adviser to the Fund. Cambiar manages and supervises the investment of the Fund's assets on a discretionary basis, subject to oversight by the Board. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.05% the average daily net assets of the Fund. As of July 31, 2011, the Adviser had approximately $7.3 billion in assets under management. Cambiar has provided investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1973.

The Adviser has contractually agreed to reduce its fees and reimburse expenses of the Investor Class Shares of the Fund in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.30% of the Fund's Investor Shares' average daily net assets until September 1, 2013. To maintain these expense limits, the Adviser may reduce a portion of its management fee and/or reimburse certain expenses of the Fund. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Fund's total annual Fund operating expenses (not including excluded expenses) and its expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three year period during which the agreement was in place.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement can be found in the Fund's April 30, 2012 Annual Report to Shareholders.

PORTFOLIO MANAGERS

The Fund is managed by a team of investment professionals that are jointly and primarily responsible for the day-to-day management of the Fund. The SAI provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

Ania A. Aldrich, CFA, Principal, joined the Adviser in 1999 and has over 21 years of investment experience. She co-manages the Fund, with a focus on the financial services and consumer products sectors. Prior to joining the Adviser, Ms. Aldrich was a global equity analyst at Bankers Trust, a New York based investment company, covering the financial services and transportation sectors. She began her career as a senior investor relations professional at BET PLC, a New York based communications firm. Ms. Aldrich holds an MBA in Finance from Fordham University and a BA in Computer Science from Hunter College. She also holds the Chartered Financial Analyst designation.

Todd L. Edwards, PhD, joined the Adviser in 2007 and has over 16 years of investment experience. He co-manages the Fund with a focus on non-U.S. company coverage in the financial services and consumer staple sectors. In addition, Mr. Edwards is responsible for the Adviser's macroeconomic and policy research efforts. Prior to joining the Adviser, he was a Director in the Global Emerging Markets Group at Citigroup. Before that, he served as Director of Research and Equity Strategist at BBVA Securities. Mr. Edwards began his investment career as a research analyst at Salomon Brothers. An accomplished author, he has written books on Brazil and Argentina. Mr. Edwards received a PhD and MA from Tulane University and a BA from Colorado College.

Alvaro Shiraishi, International Investment Analyst, joined the Adviser in 2007 and has over 18 years of investment experience. He is responsible for non-U.S. company coverage in the basic materials and consumer discretionary sectors. Prior to joining the Adviser, he worked at Aon Corporation in Chicago, where he conducted risk management research for the industrials and construction industries. Mr. Shiraishi began his investment career as an equity analyst for UBS. Mr. Shiraishi received a BA in Economics from Universidad Panamericana in Mexico City.

SHAREHOLDER SERVICING ARRANGEMENTS
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The Fund may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.

The Fund generally pays financial intermediaries a fee that is based on the assets of the Fund that are attributable to investments by customers of the financial intermediary. These shareholder services for which financial intermediaries are compensated, which do not include distribution related services, may include record-keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the Fund. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of the Fund or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on the Fund's Investor Class Shares' average daily net assets. The Fund does not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Fund, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to Fund shareholders, as described in the section below.

PAYMENTS TO FINANCIAL INTERMEDIARIES
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From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments may be in addition to any shareholder servicing payments that are reflected in the fee table sections of this prospectus. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Fund.

A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing the Fund with "shelf space," placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" in the Fund's SAI.

The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the NAV or price of the Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Fund, as well as information about any fees and/or commissions it charges.

                         THE CAMBIAR GLOBAL SELECT FUND

Investors who want more information about the Fund should read the Fund's Annual/Semi-Annual Reports and the SAI. The Annual/Semi-Annual Reports of the Fund provides additional information about their investments. In the Annual Report, you will also find a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund during the last fiscal year. The SAI contains additional detailed information about the Fund and is incorporated by reference into (is legally a part of) this prospectus.

Investors can receive free copies of the SAI, shareholder reports, the Fund's privacy policy and other information about the Fund and can make shareholder inquiries on the Fund's website at www.cambiar.com or by writing to or calling:

                               The Cambiar Funds
                                P.O. Box 219009
                             Kansas City, MO 64121
                           (Toll free) 1-866-777-8227

You can review and copy information about the Fund (including the SAI) at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the U.S. Securities and Exchange Commission at 202-942-8090.
Reports and other information about the Fund are available on the EDGAR Database on the U.S. Securities and Exchange Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the U.S. Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

The Trust's Investment Company Act of 1940 file number is 811-06400.



                                                                   [INSERT CODE]



                            [CAMBIAR INVESTORS LOGO]

                             SUBJECT TO COMPLETION

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
                          DATED _______________, 2011

                      STATEMENT OF ADDITIONAL INFORMATION

                           CAMBIAR GLOBAL SELECT FUND
                           (Ticker Symbol: _________)

               each, a series of THE ADVISORS' INNER CIRCLE FUND

                               ___________, 2011

                              INVESTMENT ADVISER:
                             CAMBIAR INVESTORS LLC

This Statement of Additional Information (the "SAI") is not a prospectus. This SAI relates to the following series of the Trust:

                    CAMBIAR GLOBAL SELECT FUND (THE "FUND")

This SAI should be read in conjunction with the Fund's prospectus dated ___________, 2011. Capitalized terms not defined herein are defined in the prospectus. Shareholders may obtain copies of the Fund's prospectus or Annual Report free of charge by calling the Fund at 1-866-777-8227.

                               TABLE OF CONTENTS


THE TRUST ..................................................................S-1
DESCRIPTION OF PERMITTED INVESTMENTS .......................................S-1
INVESTMENT POLICIES OF THE FUND ............................................S-27
INVESTMENT ADVISORY AND OTHER SERVICES .....................................S-29
PORTFOLIO MANAGERS .........................................................S-30
THE ADMINISTRATOR ..........................................................S-31
THE DISTRIBUTOR ............................................................S-32
SHAREHOLDER SERVICES .......................................................S-32
TRANSFER AGENT .............................................................S-33
CUSTODIAN ..................................................................S-34
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..............................S-34
LEGAL COUNSEL ..............................................................S-34
TRUSTEES AND OFFICERS OF THE TRUST .........................................S-34
PURCHASING AND REDEEMING SHARES ............................................S-43

DETERMINATION OF NET ASSET VALUE ...........................................S-44
TAXES ......................................................................S-45
BROKERAGE ALLOCATION AND OTHER PRACTICES ...................................S-51
DISCLOSURE OF PORTFOLIO HOLDINGS ...........................................S-53
DESCRIPTION OF SHARES ......................................................S-54
SHAREHOLDER LIABILITY ......................................................S-54
LIMITATION OF TRUSTEES' LIABILITY ..........................................S-55
PROXY VOTING ...............................................................S-55
CODES OF ETHICS ............................................................S-55
5% AND 25% SHAREHOLDERS ....................................................S-55
APPENDIX A -- DESCRIPTION OF RATINGS .......................................A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES ..........................B-1


_____________, 2011                                                [INSERT CODE]

THE TRUST

General. The Fund is a separate series of the Trust, an open-end investment management company established under Massachusetts law as a Massachusetts voluntary association (commonly known as a business trust) under a Declaration of Trust dated July 18, 1991, as amended February 18, 1997. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund, and all assets of such fund, belong solely to that fund and would be subject to any liabilities related thereto. The Fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate Statements of Additional Information.

VOTING RIGHTS. Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. The Fund will vote separately on matters relating solely to it. As a Massachusetts voluntary association, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders' approval will be sought, however, for certain changes in the operation of the Trust and for the election of trustees under certain circumstances. Under the Declaration of Trust, the trustees have the power to liquidate the Fund without shareholder approval. While the trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or such other reasons as may be determined by the Trust's Board of Trustees (each, a "Trustee" and collectively, the "Board").

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

WHAT INVESTMENT STRATEGIES MAY THE FUNDS USE?

The Fund's investment objectives and principal investment strategies are described in the prospectus. The Fund is classified as "diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The following information supplements, and should be read in conjunction with, the prospectus. The Fund will only invest in any of the following instruments, or engage in any of the following investment practices, if such investment or activity is consistent with the Fund's investment objective and as permitted by its stated investment policies. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

DESCRIPTION OF PERMITTED INVESTMENTS

DEBT SECURITIES

Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value.

TYPES OF DEBT SECURITIES:

U.S. GOVERNMENT SECURITIES - The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae, and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the "Senior Preferred Stock Purchase Agreement" or "Agreement"). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Fund, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

CORPORATE BONDS - Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

MORTGAGE-BACKED SECURITIES - Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers and mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The Adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS AND OTHER SECONDARY MARKET ISSUERS - Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA and Freddie Mac because they are not guaranteed by a government agency.

RISKS OF MORTGAGE-BACKED SECURITIES - Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. The most significant differences of mortgage-backed securities are: 1) payments of interest and principal are more frequent (usually monthly) and 2) falling interest rates generally cause individual borrowers to pay off their mortgage earlier than expected, which results in prepayments of principal on the securities, thus forcing the Fund to reinvest the money at a lower interest rate. In addition to risks associated with changes in interest rates described in "Factors Affecting the Value of Debt Securities," a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. When prepayment occurs, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

OTHER ASSET-BACKED SECURITIES - These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations, but may still be subject to prepayment risk.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Fund may also invest in residual interests in asset-backed securities, which consist of the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

SHORT-TERM INVESTMENTS - To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, the Fund may invest a portion of its assets in the short-term securities listed below, U.S. government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

BANK OBLIGATIONS - The Fund will only invest in a security issued by a commercial bank if the bank:

o Has total assets of at least $1 billion, or the equivalent in other currencies (based on the most recent publicly available information about the bank);

o        Is a U.S. bank and a member of the Federal Deposit Insurance
         Corporation; and

o Is a foreign branch of a U.S. bank and the Adviser believes the security is of an investment quality comparable with other debt securities that the Fund may purchase.

TIME DEPOSITS - Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. The Fund may only purchase time deposits maturing from two business days through seven calendar days.

CERTIFICATES OF DEPOSIT - Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

BANKERS' ACCEPTANCE - A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

COMMERCIAL PAPER - Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The Fund may invest in commercial paper rated A-1 or A-2 by Standard and Poor's Ratings Services ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See "Appendix A - Ratings" for a description of commercial paper ratings.

STRIPPED MORTGAGE-BACKED SECURITIES - Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO" class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs and could cause the total loss of investment. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

YANKEE BONDS - Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investments in these securities involve certain risks that are not typically associated with investing in domestic securities. See "Foreign Securities."

ZERO COUPON BONDS - These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. The Fund's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

These securities may include treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the U.S. Treasury sells itself.

The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," the Fund may record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

TERMS TO UNDERSTAND:

MATURITY - Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of the assets of the mutual fund it represents.

DURATION - Duration is a calculation that seeks to measure the price sensitivity of a debt security, or of a mutual fund that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

An effective duration of four years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

FACTORS AFFECTING THE VALUE OF DEBT SECURITIES - The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and the coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

INTEREST RATES

The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

o PREPAYMENT RISK

This risk affects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can adversely affect the value of mortgage-backed securities, which may cause your share price to fall. Lower rates motivate borrowers to pay off the instruments underlying mortgage-backed and asset-backed securities earlier than expected, resulting in prepayments on the securities. The Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the Fund. If left unattended, drifts in the average maturity of the Fund can have the unintended effect of increasing or reducing the effective duration of the Fund, which may adversely affect the expected performance of the Fund.

o EXTENSION RISK

The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause the Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of the Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

o CREDIT RATING

Coupon interest is offered to investors of debt securities as compensation for assuming risk, although short-term Treasury securities, such as three-month treasury bills, are considered "risk-free." Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates than those available from comparable Treasury securities.

Changes in investor confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." Since an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which affects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the Adviser may determine that it is of investment-grade. The Adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

Debt securities rated below investment-grade ("junk bonds") are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Fund currently uses ratings compiled by Moody's, S&P, and Fitch. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Appendix A -- Description of Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

The Adviser may use ratings produced by rating agencies as guidelines to determine the rating of a security at the time the Fund buys it. A rating agency may change its credit ratings at any time. The Adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded. The Fund may invest in securities of any rating.

DERIVATIVES

Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an interest rate or a market benchmark. Unless otherwise stated in the Fund's prospectus, the Fund may use derivatives for risk management purposes, including to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. The Fund may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, the Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.

Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Accordingly, certain derivative transactions may be considered to constitute borrowing transactions for purposes of the Investment Company Act of 1940, as amended ("1940 Act"). Such a derivative transaction will not be considered to constitute the issuance of a "senior security" by the Fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund, if the Fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements and interpretations of the SEC and its staff.

TYPES OF DERIVATIVES:

FUTURES - A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

Futures contracts are traded in the United States on commodity exchanges or boards of trade - known as "contract markets" - approved for such trading and regulated by the Commodity Futures Trading Commission ("CFTC"). These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant or custodian bank, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

Although the actual terms of a futures contract call for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the person closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the person closing out the contract will realize a gain. If the purchase price upon closing out the contract is more than the original sale price, the person closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the person closing out the contract will realize a gain.

The Fund may incur commission expenses when it opens or closes a futures position.

OPTIONS - An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC" options). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

o PURCHASING PUT AND CALL OPTIONS

When the Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the "option premium"). The Fund may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

         o        Allowing it to expire and losing its entire premium;

         o Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

         o        Closing it out in the secondary market at its current price.


o SELLING (WRITING) PUT AND CALL OPTIONS

When the Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when the Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an OTC option by entering into an offsetting transaction with the counter-party to the option.

The Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the Fund would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the Fund would hope to profit by closing out the put option at a lower price. If security prices fall, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security's value. However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

The Fund is permitted only to write covered options. At the time of selling the call option, the Fund may cover the option by owning, among other things:

         o The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

         o A call option on the same security or index with the same or lesser exercise price;

         o A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;

         o Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

         o In the case of an index, the portfolio of securities that corresponds to the index.


At the time of selling a put option, the Fund may cover the put option by, among other things:

         o        Entering into a short position in the underlying security;

         o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;

         o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

         o        Maintaining the entire exercise price in liquid securities.


O  OPTIONS ON SECURITIES INDICES

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

* OPTIONS ON FUTURES

An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

The Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

The Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

o COMBINED POSITIONS

The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

o FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

         o Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount);

         o Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded only on exchanges regulated by the CFTC;

         o        Do not require an initial margin deposit; and

         o May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.


FOREIGN CURRENCY HEDGING STRATEGIES - A "settlement hedge" or "transaction hedge" is designed to protect the Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. The Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

The Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which the Fund's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

The Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges may protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross-hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, the Fund may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

SWAPS, CAPS, COLLARS AND FLOORS

SWAP AGREEMENTS - A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract. The Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy.

A swap agreement can be a form of leverage, which can magnify the Fund's gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the Securities and Exchange Commission (the "SEC"). If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

o EQUITY SWAPS

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate.
 By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.


o TOTAL RETURN SWAPS

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument -- which may be a single asset, a pool of assets or an index of assets -- during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to a Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying reference instrument).

o INTEREST RATE SWAPS

Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, the Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if the Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

o CURRENCY SWAPS

A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. The Fund may enter into a currency swap when it has one currency and desires a different currency. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above may negatively affect currency swaps.

CAPS, COLLARS AND FLOORS - Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

RISKS OF DERIVATIVES:
While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Fund than if it had not entered into any derivatives transactions. Derivatives may magnify the Fund's gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities the Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.

CORRELATION OF PRICES - The Fund's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble with the portfolio securities it is trying to hedge. However, if the Fund's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

         o current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

         o a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

         o differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.


Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments precisely over time.

LACK OF LIQUIDITY - Before a futures contract or option is exercised or expires, the Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, the Fund may close out a futures contract only on the exchange the contract was initially traded. Although the Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the Fund may not be able to close out its position. In an illiquid market, the Fund may:

         o have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

         o have to purchase or sell the instrument underlying the contract;

         o        not be able to hedge its investments; and/or

         o        not be able to realize profits or limit its losses.


Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

         o an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

         o unusual or unforeseen circumstances may interrupt normal operations of an exchange;

         o the facilities of the exchange may not be adequate to handle current trading volume;

         o equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

         o investors may lose interest in a particular derivative or category of derivatives.


MANAGEMENT RISK - If the Adviser incorrectly predicts stock market and interest rate trends, the Fund may lose money by investing in derivatives. For example, if the Fund were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

PRICING RISK - At times, market conditions might make it hard to value some investments. For example, if the Fund has valued its securities too high, you may end up paying too much for Fund shares when you buy into the Fund. If the Fund underestimates its price, you may not receive the full market value for your Fund shares when you sell.

MARGIN - Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, the Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

VOLATILITY AND LEVERAGE - The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

         o        actual and anticipated changes in interest rates;

         o        fiscal and monetary policies; and

         o        national and international political events.


Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, the Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Accordingly, certain derivative transactions may be considered to constitute borrowing transactions for purposes of the 1940 Act. Such a derivative transaction will not be considered to constitute the issuance of a "senior security" by the Fund, and therefore such a transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund, if the Fund covers the transaction or segregates sufficient liquid assets in accordance with these requirements, and subject to certain risks.

Equity Securities

TYPES OF EQUITY SECURITIES:

COMMON STOCKS - Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's board of directors.

PREFERRED STOCKS - Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

CONVERTIBLE SECURITIES - Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer's common stock at the Fund's option during a specified time period (such as convertible preferred stocks, convertible debentures and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer's capital structure, but is usually subordinated to similar non-convertible securities. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock).

Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying common stock declines.

A synthetic convertible security is a combination investment in which the Fund purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics, and other factors. Because the Fund will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with the Fund's synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade. However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years of the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities. Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing "time value" as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss, the market price of the option component generally reflects these differences in maturities, and the Adviser takes such differences into account when evaluating such positions. When a synthetic convertible position "matures" because of the expiration of the associated option, the Fund may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer. If the Fund does not so extend the maturity of a position, it may continue to hold the associated fixed income security.

RIGHTS AND WARRANTS - A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

RISKS OF INVESTING IN EQUITY SECURITIES:

GENERAL RISKS OF INVESTING IN STOCKS - While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

         o Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

         o Factors affecting an entire industry, such as increases in production costs; and

         o Changes in general financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

SMALL- AND MEDIUM-SIZED COMPANIES - Investors in small- and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small- and medium-sized companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

TECHNOLOGY COMPANIES - Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

INITIAL PUBLIC OFFERINGS ("IPOs") - The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on the Fund with a small asset base. The impact of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to the Fund for investing, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

The Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

Foreign Securities

Foreign securities are debt and equity securities that are traded in markets outside of the U.S. The markets in which these securities are located can be developed or emerging. Investors can invest in foreign securities in a number of ways:

o They can invest directly in foreign securities denominated in a foreign currency;

o They can invest in American Depositary Receipts, European Depositary Receipts and other similar global instruments; and

o        They can invest in investment funds.

TYPES OF FOREIGN SECURITIES:

AMERICAN DEPOSITARY RECEIPTS ("ADRs") -- ADRs, as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. ADRs are subject to many of the risks associated with investing directly in foreign securities. EDRs are similar to ADRs, except that they are typically issued by European banks or trust companies.

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the U.S.

ADRs can be sponsored or unsponsored. While these types are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

EMERGING MARKETS - An "emerging market country" is generally a country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

INVESTMENT FUNDS - Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investment in these investment funds are subject to the provisions of the 1940 Act. If the Fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

RISKS OF FOREIGN SECURITIES:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Political and Economic Factors - Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

o The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

o Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

o The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

o The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

o        A foreign government may act adversely to the interests of U.S.
         investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit a fund's ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

INFORMATION AND SUPERVISION - There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than those concerning domestic companies.

STOCK EXCHANGE AND MARKET RISK - The Adviser anticipates that, in most cases, an exchange or over-the-counter ("OTC") market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stock markets tend to differ from those in the United States in a number of ways.

Foreign stock markets:

o Are generally more volatile than, and not as developed or efficient as, those in the United States;

o        Have substantially less volume;

o Trade securities that tend to be less liquid and experience rapid and erratic price movements;

o Have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

o Employ trading, settlement and custodial practices less developed than those in U.S. markets; and

o May have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than U.S. markets because:

o Foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards;

o Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis;

o In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States;

o OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated;

o Economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights; and

o Restrictions on transferring securities within the United States or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.


FOREIGN CURRENCY RISK - While the Fund denominates its net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

o It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

o Complex political and economic factors may significantly affect the values of various currencies, including the U.S. dollar, and their exchange rates;

o Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

o There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

o Available quotation information is generally representative of very large round-lot transactions in the inter- bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

o The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

TAXES - Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Fund receives from its investments. The Fund does not expect such foreign withholding taxes to have a significant impact on performance.

EMERGING MARKETS - Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

o        Have relatively unstable governments;

o Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

o Offer less protection of property rights than more developed countries; and

o Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.


Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

INVESTMENT COMPANIES

The Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund's expenses. Unless an exception is available, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments.

For hedging or other purposes, the Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as exchange-traded funds, are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

Pursuant to orders issued by the SEC to each of certain iShares, Market Vectors, Vanguard, ProShares, PowerShares, Claymore, Direxion, Wisdom Tree, Rydex, First Trust and SPDR exchange-traded funds (collectively, the "ETFs") and procedures approved by the Board, the Fund may invest in the ETFs in excess of the 3% limit described above, provided that the Fund otherwise complies with the conditions of the SEC order, as it may be amended, and any other applicable investment limitations. Neither the ETFs nor their investment advisers make any representations regarding the advisability of investing in the ETFs.

RESTRICTED AND ILLIQUID SECURITIES

While the Fund does not anticipate doing so, it may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not hold more than 15% of its net assets in illiquid securities. If the percentage of the Fund's net assets held in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. Illiquid securities are securities that can not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books. Illiquid securities may include a wide variety of investments, such as repurchase agreements maturing in more than seven days, OTC options contracts and certain other derivatives (including certain swap agreements), fixed time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits), participation interests in loans, commercial paper issued pursuant to Section 4(2) of the 1933 Act), and securities whose disposition is restricted under the federal securities laws. Illiquid securities include restricted, privately placed securities that, under the federal securities laws, generally may be resold only to qualified institutional buyers. If a substantial market develops for a restricted security (or other illiquid investment) held by the Fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the Trust's Board of Trustees (the "Board"). This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act or securities that are exempt from registration under the 1933 Act, such as commercial paper. While the Adviser monitors the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for the Adviser's liquidity determinations. Several factors that the Board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, brokers and dealers that trade in the security, and the availability of information about the security's issuer.

SECURITIES LENDING

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to its Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent, but will bear all of any losses from the investment of collateral.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES

DESCRIPTION OF SHORT SALES:

Selling a security short is when an investor sells a security it does not own. To sell a security short an investor must borrow the security from someone else to deliver to the buyer. The investor then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the investor repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

Investors typically sell securities short to:

o        Take advantage of an anticipated decline in prices.

o        Protect a profit in a security it already owns.


The Fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could also be subject to a theoretically unlimited loss. Likewise, the Fund can profit if the price of the security declines between those dates. Because the market price of the security sold short could increase without limit, the Fund could also be subject to a theoretically unlimited loss.

To borrow the security, the Fund may be required to pay a premium, which would increase the cost of the security sold. The Fund will also incur transaction costs in effecting short sales. The Fund's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

The broker will retain the net proceeds of the short sale, to the extent necessary to meet margin requirements, until the short position is closed out.


SHORT SALES AGAINST THE BOX - In addition, the Fund may engage in short sales "against the box." In a short sale against the box, the Fund agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost. The Fund will incur transaction costs to open, maintain and close short sales against the box. For tax purposes, a short sale against the box may be a taxable event to the Fund.

RESTRICTIONS ON SHORT SALES:

The Fund will not short sell a security if:

o After giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets;

o The market value of the securities of any single issuer that have been sold short by the Fund would exceed two percent (2%) of the value of the Fund's net assets; or

o Any security sold short would constitute more than two percent (2%) of any class of the issuer's securities.

Whenever the Fund sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between: (a) the market value of the securities sold short at the time they were sold short; and (b) any cash or U.S. government securities the Fund is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

WHEN -ISSUED, DELAYED -- DELIVERY AND FORWARD TRANSACTIONS

A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed-delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities the Fund has committed to purchase before the securities are delivered, although the Fund may earn income on securities it has in a segregated account to cover its position. The Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

The Fund uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the Fund engages in when-issued, delayed-delivery or forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

The Fund will segregate cash or liquid securities equal in value to commitments for the when-issued, delayed delivery or forward delivery transactions. The Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.

INVESTMENT POLICIES OF THE FUND

The Fund will determine compliance with the investment limitation percentages below (with the exception of a limitation relating to borrowing and illiquid securities) and other applicable investment requirements in this SAI immediately after and as a result of its acquisition of such security or other asset. Accordingly, the Fund generally will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations.

FUNDAMENTAL POLICIES:

The following investment limitations are fundamental, which means that the Fund cannot change them without approval by the vote of a majority of the outstanding voting securities of the Fund. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

o Make any investment inconsistent with its classification as a diversified series of an open-end investment company under the 1940 Act.

o Borrow money, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the Fund's prospectus and SAI as they may be amended from time to time.

o Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

o Underwrite securities of other issuers, except insofar as the Fund may technically be deemed to be an underwriter under the 1933 Act in connection with the purchase or sale of its portfolio securities.

o Concentrate (invest 25% of its assets) its investments in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

o Purchase or sell real estate, except: (1) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction; (2) that the Fund may invest in, securities of issuers that deal or invest in real estate; and (3) that the Fund may purchase securities secured by real estate or interests therein.

o Purchase or sell commodities or contracts on commodities except that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

o Make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the Fund's prospectus and SAI as they may be amended from time to time. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

NON-FUNDAMENTAL POLICIES:

In addition to the Fund's investment objective, the following limitations are non-fundamental, which means the Fund may change them without shareholder approval. The Fund may:

o Not (i) purchase securities of any issuer (except securities of other investment companies, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of the Fund's total assets.

o Not borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that investment strategies which either obligate the Fund to purchase securities or require the Fund to cover a position by segregating assets or entering into an offsetting position shall not be subject to this limitation. To the extent that its borrowings exceed 5% of its assets: (i) all borrowings will be repaid before the Fund makes additional investments; and (ii) asset coverage of at least 300% is required.

o Purchase and sell currencies or securities on a when-issued, delayed delivery or forward-commitment basis.

o Purchase and sell foreign currency, purchase options on foreign currency and foreign currency exchange contracts.

o        Invest in the securities of foreign issuers.

o Purchase shares of other investment companies to the extent permitted by applicable law.

o Notwithstanding any fundamental policy or other limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objectives, policies and limitations.

o Hold illiquid and restricted securities to the extent permitted by applicable law. The Fund intends to follow the policies of the SEC as they are adopted from time to time with respect to illiquid securities, including: (1) treating as illiquid securities that may not be disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books; and (2) investing no more than 15% of its net assets in such securities.

o        Write covered call options and may buy and sell put and call options.

o        Enter into repurchase agreements.

o Lend portfolio securities to registered broker-dealers or other institutional investors. These loans may not exceed 33 1/3% of the Fund's total assets taken at market value. In addition, the Fund must receive at least 100% collateral.

o        Sell securities short and engage in short sales "against the box."

o        Enter into swap transactions.

The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions:

DIVERSIFICATION. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

CONCENTRATION. The SEC staff has defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

BORROWING. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets.

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

LENDING. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund's current investment policy on lending is as follows: the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in its Statement of Additional Information.

UNDERWRITING. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

COMMODITIES AND REAL ESTATE. The 1940 Act does not directly restrict an investment company's ability to invest in commodities and real estate, but does require that every investment company have a fundamental investment policy governing such investments.

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER. Cambiar Investors LLC (the "Adviser"), a Delaware limited liability corporation located at 2401 East Second Avenue, Suite 500, Denver, Colorado 80206, serves as the investment adviser to the Fund. The

Adviser manages and supervises the investment of the Fund's assets on a discretionary basis. As of July 31, 2011, the Adviser had approximately $7.3 billion in assets under management. The Adviser and its predecessor, Cambiar Investors, Inc., which was an affiliate of Old Mutual (US) Holdings, Inc. (formerly United Asset Management Company) ("Old Mutual"), have provided investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions as well as individuals since 1973. The Adviser is owned by Cambiar LLP. Cambiar LLP is controlled by 16 partners of Cambiar LLP who were formerly senior officers of Cambiar Investors, Inc.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. After the initial two year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. As used in this Advisory Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning as such terms in the 1940 Act.

ADVISORY FEES PAID TO THE ADVISER. For its services, the Fund pays the Adviser a fee calculated at an annual rate of 1.00% of the Fund's average net assets.

The Adviser has contractually agreed to reduce fees and reimburse expenses for the Fund in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding the 1.30%, as a percentage of average net assets, until September 1, 2013. The Adviser may renew these contractual fee waivers for subsequent periods. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the total annual fund operating expenses (not including excluded expenses) and 1.30% for the Fund to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. To maintain these expense limits, the Adviser may reduce a portion of its management fees and/or reimburse certain expenses of the Fund.

PORTFOLIO MANAGERS

This section includes information about the Fund's portfolio managers, including information about other accounts managed, the dollar range of Fund shares owned and how the portfolio manager is compensated.

COMPENSATION. The Adviser compensates the Fund's portfolio managers for their management of the Fund and the Adviser's other accounts. The portfolio managers' compensation consists of an industry competitive base salary, discretionary cash bonus, and a profit-sharing contribution at year-end. While Cambiar's investment professionals receive a competitive salary plus a bonus tied to firm and individual performance, contributions are also measured through performance attribution which details individual stock and sector selection as well as overall "value added" for the firm. This would include assistance with product development and client service.

Company equity is also available to reward key employees. The following table represents the benchmarks against which each portfolio manager's pre-tax performance results are compared:

--------------------------------------------------------------------------------
INVESTMENT STRATEGY                                          BENCHMARK
--------------------------------------------------------------------------------
Cambiar Global Select Fund                                MSCI ACWI Index
--------------------------------------------------------------------------------

FUND SHARES OWNED BY THE PORTFOLIO MANAGERS. The Fund is required to show the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the "1934 Act"). Because the Fund is new, as of the date of this SAI, the portfolio managers did not beneficially own shares of the Fund.

OTHER ACCOUNTS. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows. The information below is provided as of July 31, 2011.

--------------------------------------------------------------------------------
         REGISTERED INVESTMENT   OTHER POOLED INVESTMENT
               COMPANIES               VEHICLES               OTHER ACCOUNTS
         -----------------------------------------------------------------------
         NUMBER OF TOTAL ASSETS NUMBER OF TOTAL ASSETS NUMBER OF TOTAL ASSETS NAME ACCOUNTS (IN MILLIONS) ACCOUNTS (IN MILLIONS) ACCOUNTS (IN MILLIONS)
--------------------------------------------------------------------------------
Ania A.
Aldrich   0         $0            0         $0            90        $152.8
--------------------------------------------------------------------------------
Todd L.
Edwards   0         $0            0         $0            1         $0.6
--------------------------------------------------------------------------------
Alvaro
Shiraishi 0         0             0         $0            1         $0.6
--------------------------------------------------------------------------------

CONFLICTS OF INTERESTS. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with his or her management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager's knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement") dated November 14, 1991, as amended and restated November 12,

2002. Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. Pursuant to a schedule to the Administration Agreement, the Administrator also serves as the shareholder servicing agent for the Fund whereby the Administrator provides certain shareholder services to the Fund.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. For its services under the Administration Agreement, the Administrator is entitled to the greater of its Basis Point Fee or its Portfolio Minimum Fee. The Basis Point Fee will be calculated as follows: 0.08% for the first $500 million in assets, 0.06% for the next $500 million in assets, 0.045% for the next $2 billion in assets, and 0.035% for all assets greater than $3 billion. The Basis Point Fee is calculated based on the aggregate total average daily net assets of the Cambiar Funds administered during the period. Basis Point fees so calculated shall be allocated to each Cambiar Fund on a pro rata basis based on the average daily net assets of each such Cambiar Fund during the period. The Portfolio Minimum Fee shall be $50,000 for each Cambiar Fund plus $10,000 for each class of shares, not including the first class, of each Cambiar Fund.

THE DISTRIBUTOR

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments and an affiliate of the Administrator, are parties to a distribution agreement dated November 14, 1991, as amended and restated November 14, 2005 (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares. The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

SHAREHOLDER SERVICES

SHAREHOLDER SERVICING PLAN. The Fund has adopted a shareholder servicing plan (the "Service Plan") under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to the Investor Class Shares of the Fund will be paid to other service providers. Under the Service Plan, other service providers may perform, or may compensate other service providers for performing certain shareholder and administrative services as discussed below.

DESCRIPTION OF SHAREHOLDER SERVICES. Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the services provider; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Fund on behalf of clients.

PAYMENTS TO FINANCIAL INTERMEDIARIES. Financial intermediaries may receive payments from the own resources of the Adviser and/or its affiliates as incentives to market the Fund, to cooperate with the promotional efforts of the Fund, and/or in recognition of their marketing, administrative services, and/or processing support. Such services include, but are not limited to: process and mail trade confirmations to clients; process and mail monthly client statements for fund shareholders; capture, process and mail tax data to fund shareholders; issue and mail dividend checks to shareholders that select cash distributions; prepare record date lists of shareholders for proxy solicitations and mail proxy materials to shareholders; trade execution via FundSERV; proper settlement of all transactions; collect and post distributions to shareholder accounts; automated sweep of proceeds from redemptions; handle organizational actions such as fund mergers and name changes; provide a dedicated shareholder service center that addresses all client and broker inquiries regarding operational issuers and fund investment performance; establish, maintain and process systematic withdrawals and automated investment plans; establish and maintain shareholder account registrations and distribution options; process purchases, liquidations, exchanges, transfers, dividend options and maintain address changes; and process 12b-1 payments.

Marketing support and/or administrative services payments may be made to financial intermediaries that sell Fund shares or provide services to the Fund, the Distributor or shareholders of the Fund through the financial intermediary's retail distribution channel and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition to the opportunity to participate in a financial intermediary's retail distribution channel or program, payments may include one or more of the following: business planning assistance; educating financial intermediary personnel about the Fund; assistance with Fund shareholder financial planning; placement on the financial intermediary's preferred or recommended fund list; access to sales representatives and management representatives of the financial intermediary; program administration; fund/investment selection and monitoring; enrollment; and education. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments out of their own resources to certain financial intermediaries that sell Fund shares to help offset the financial intermediaries' costs associated with client account maintenance support, statement preparation, and transaction processing. From time to time, out of the own resources of the Adviser and/or its affiliates, additional payments may be made to financial intermediaries that sell or provide services in connection with the sale of Fund shares or the servicing of shareholder accounts. Such payments may include payment or reimbursement to, or on behalf of, financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and events, and other sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with training and educational meetings, client prospecting, retention, and due diligence trips.

TRANSFER AGENT

DST Systems, Inc., 333 W. 11th Street, Kansas City, Missouri 64105 (the "Transfer Agent"), serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

CUSTODIAN

Union Bank, N.A., 475 Sansome Street, 15th Floor, San Francisco, California 94111 (the "Custodian") serves as the custodian of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as independent registered public accounting firm for the Fund.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103-2921, serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and its series, including the Fund described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, Distributor and Administrator. The Trustees are responsible for overseeing the Trust's service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the funds. The funds and their service providers employ a variety of processes, procedures and controls to identify various possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust's business (e.g., the Adviser is responsible for the day-to-day management of the Fund's portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the funds' service providers the importance of maintaining vigorous risk management.

The Trustees' role in risk oversight begins before the inception of a fund, at which time certain of the fund's service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund's adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust's Chief Compliance Officer, as well as personnel of the adviser and other service providers such as the fund's independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the funds by the adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreement with the adviser, the Board meets with the adviser to review such services. Among other things, the Board regularly considers the adviser's adherence to the funds' investment restrictions and compliance with various fund policies and procedures and with applicable securities regulations. The Board also reviews information about the funds' investments, including, for example, portfolio holdings schedules and reports on the adviser's use of derivatives in managing the funds, if any, as well as reports on the funds' investments in ETFs, if any.

The Trust's Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and fund and adviser risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the funds' service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust's Fair Value Pricing Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the funds' financial statements, focusing on major areas of risk encountered by the funds and noting any significant deficiencies or material weaknesses in the funds' internal controls. Additionally, in connection with its oversight function, the Board oversees fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

From their review of these reports and discussions with the adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the funds' goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the funds' investment management and business affairs are carried out by or through the funds' adviser and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the funds' and each other's in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's ability to monitor and manage risk, as a practical matter, is subject to limitations.

MEMBERS OF THE BOARD. There are eight members of the Board of Trustees, six of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Robert Nesher, an interested person of the Trust, serves as Chairman of the Board. George Sullivan, an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute a super-majority (75%) of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from fund management.

The Board of Trustees has three standing committees: the Audit Committee, Governance Committee and Fair Value Pricing Committee. The Audit Committee and Governance Committee are chaired by an independent Trustee and composed of all of the independent Trustees. In addition, the Board of Trustees has a lead independent Trustee.

In his role as lead independent Trustee, Mr. Sullivan, among other things: presides over board meetings in the absence of the Chairman of the Board; presides over executive sessions of the independent Trustees; along with the Chairman of the Board, oversees the development of agendas for Board meetings; facilitates communication between the independent Trustees and management, and among the independent Trustees; serves as a key point person for dealings between the independent Trustees and management; and has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

---------------------------------------------------------------------------------------------------------
             POSITION
NAME AND     WITH TRUST   PRINCIPAL OCCUPATIONS      OTHER DIRECTORSHIPS HELD IN THE PAST 5 YEARS
DATE OF      AND LENGTH   IN THE PAST 5 YEARS
BIRTH        OF TERM
------------ ------------ -------------------------- ----------------------------------------------------
INTERESTED TRUSTEES
------------------------- -------------------------- ----------------------------------------------------
Robert       Chairman of  SEI employee 1974 to       Trustee of The Advisors' Inner Circle Fund II,
Nesher       the Board of present; currently         Bishop Street Funds, SEI Daily Income Trust, SEI
(08/17/46)   Trustees(1)  performs various services  Institutional International Trust, SEI Institutional
             (since 1991) on behalf of SEI           Investments Trust, SEI Institutional Managed Trust,
                          Investments for which Mr.  SEI Liquid Asset Trust, SEI Asset Allocation Trust
                          Nesher is compensated.     and SEI Tax Exempt Trust. Director of SEI Global
                          President and Director of  Master Fund plc, SEI Global Assets Fund plc, SEI
                          SEI Opportunity Fund,      Global Investments Fund plc, SEI Investments--
                          L.P. and SEI Structured    Global Funds Services, Limited, SEI Investments
                          Credit Fund, LP. President Global, Limited, SEI Investments (Europe) Ltd., SEI
                          and Chief Executive        Investments--Unit Trust Management (UK)
                          Officer of SEI Alpha       Limited, SEI Multi-Strategy Funds PLC, SEI Global
                          Strategy Portfolios, LP,   Nominee Ltd. and SEI Alpha Strategy Portfolios, LP.
                          June 2007 to present.
------------ ------------ -------------------------- ----------------------------------------------------
William M.   Trustee(1)   Self-Employed Consultant   Trustee of The Advisors' Inner Circle Fund II,
Doran        (since 1991) since 2003. Partner at     Bishop Street Funds, SEI Daily Income Trust, SEI
(05/26/40)                Morgan, Lewis & Bockius    Institutional International Trust, SEI Institutional
                          LLP (law firm) from 1976   Investments Trust, SEI Institutional Managed Trust,
                          to 2003, counsel to the    SEI Liquid Asset Trust, SEI Asset Allocation Trust
                          Trust, SEI Investments,    and SEI Tax Exempt Trust. Director of SEI Alpha
                          SIMC, the Administrator    Strategy Portfolios, LP since June 2007. Director of
                          and the Distributor.       SEI Investments (Europe), Limited, SEI
                                                     Investments--Global Funds Services, Limited, SEI
                                                     Investments Global, Limited, SEI Investments
                                                     (Asia), Limited and SEI Asset Korea Co., Ltd.
                                                     Director of the Distributor since 2003.
------------ ------------ -------------------------- ----------------------------------------------------
INDEPENDENT TRUSTEES
------------------------- -------------------------- ----------------------------------------------------
Charles E.   Trustee      Self-Employed Business     Trustee of The Advisors' Inner Circle Fund II and
Carlbom      (since 2005) Consultant, Business       Bishop Street Funds; Director of Oregon Transfer
(08/20/34)                Projects Inc. since 1997.  Co.
------------ ------------ -------------------------- ----------------------------------------------------
John K. Darr Trustee      Retired. CEO, Office of    Trustee of The Advisors' Inner Circle Fund II and
(08/17/44)   (since 2008) Finance, Federal Home      Bishop Street Funds. Director, Federal Home Loan
                          Loan Bank, from 1992 to    Bank of Pittsburgh. Director, Manna, Inc. (non-
                          2007.                      profit developer of affordable housing for
                                                     ownership). Director, MortgageIT Holdings, Inc.
                                                     (December 2005 -- January 2007).
------------ ------------ -------------------------- ----------------------------------------------------
Mitchell A.  Trustee      Private investor and self- Trustee of The Advisors' Inner Circle Fund II,
Johnson      (since 2005) employed consultant        Bishop Street Funds, SEI Asset Allocation Trust, SEI
(03/01/42)                (strategic investments).   Daily Income Trust, SEI Institutional International
                                                     Trust, SEI Institutional Managed Trust, SEI
                                                     Institutional Investments Trust, SEI Liquid Asset
                                                     Trust, SEI Tax Exempt Trust and SEI Alpha Strategy
                                                     Portfolios, LP. Director, Federal Agricultural
                                                     Mortgage Corporation (Farmer Mac) since 1997.
------------ ------------ -------------------------- ----------------------------------------------------


                                      S-37





---------------------------------------------------------------------------------------------------------
              POSITION
NAME AND      WITH TRUST   PRINCIPAL OCCUPATIONS      OTHER DIRECTORSHIPS HELD IN THE PAST 5 YEARS
DATE OF       AND LENGTH   IN THE PAST 5 YEARS
BIRTH         OF TERM
------------- ------------ -------------------------- -----------------------------------------------------
                                                      Trustee, Citizens Funds (1998 -- 2006). Director,
                                                      The FBR Rushmore Funds (2002 -- 2005). Trustee,
                                                      Diversified Investors Portfolios (2006 -- 2008).
------------- ------------ -------------------------- -----------------------------------------------------
Betty L.      Trustee      Vice President,            Trustee of The Advisors' Inner Circle Fund II and
Krikorian     (since 2005) Compliance, AARP           Bishop Street Funds.
(01/23/43)                 Financial Inc. since 2008.
                           Self-Employed Legal and
                           Financial Services
                           Consultant since 2003.
                           Counsel (in-house) for
                           State Street Bank from
                           1995 to 2003.
------------- ------------ -------------------------- -----------------------------------------------------
James M.      Trustee      Attorney, Solo             Trustee/Director of The Advisors' Inner Circle Fund
Storey        (since 1994) Practitioner since 1994.   II, Bishop Street Funds, U.S. Charitable Gift Trust,
(04/12/31)                                            SEI Daily Income Trust, SEI Institutional
                                                      International Trust, SEI Institutional Investments
                                                      Trust, SEI Institutional Managed Trust, SEI Liquid
                                                      Asset Trust, SEI Asset Allocation Trust, SEI Tax
                                                      Exempt Trust and SEI Alpha Strategy Portfolios,
                                                      L.P.
------------- ------------ -------------------------- -----------------------------------------------------
George J.     Trustee      Self-employed              Trustee/Director of State Street Navigator Securities
Sullivan, Jr. (since 1999) Consultant, Newfound       Lending Trust, The Advisors' Inner Circle Fund II,
(11/13/42)    Lead         Consultants Inc. since     Bishop Street Funds, SEI Opportunity Fund, L.P.,
              Independent  April 1997.                SEI Structured Credit Fund, LP, SEI Daily Income
              Trustee                                 Trust, SEI Institutional International Trust, SEI
                                                      Institutional Investments Trust, SEI Institutional
                                                      Managed Trust, SEI Liquid Asset Trust, SEI Asset
                                                      Allocation Trust, SEI Tax Exempt Trust and SEI
                                                      Alpha Strategy Portfolios, LP; member of the
                                                      independent review committee for SEI's Canadian-
                                                      registered mutual funds.
------------- ------------ -------------------------- -----------------------------------------------------

(1) Denotes Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.


Individual Trustee Qualifications

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund's shareholders.
 The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Nesher should serve as Trustee because of the experience he has gained in his various roles with SEI Investments Company, which he joined in 1974, his knowledge of and experience in the financial services industry, and the experience he has gained serving as trustee of the Trust since 1991.

The Trust has concluded that Mr. Doran should serve as Trustee because of the experience he gained serving as a Partner in the Investment Management and Securities Industry Practice of a large law firm, his experience in and knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 1991.

The Trust has concluded that Mr. Carlbom should serve as Trustee because of the business experience he gained as President and CEO of a large distribution cooperative and Chairman of a consulting company, his knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 2005.

The Trust has concluded that Mr. Darr should serve as Trustee because of his background in economics, the business experience he gained in a variety of roles with different financial and banking institutions and as a founder of a money management firm, his knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 2008.

The Trust has concluded that Mr. Johnson should serve as Trustee because of the experience he gained as a senior vice president, corporate finance, of a Fortune 500 company, his experience in and knowledge of the financial services and banking industries, the experience he gained serving as a director of other mutual funds, and the experience he has gained serving as trustee of the Trust since 2005.

The Trust has concluded that Ms. Krikorian should serve as Trustee because of the experience she gained serving as a legal and financial services consultant, in-house counsel to a large custodian bank and Vice President of Compliance of an investment adviser, her background in fiduciary and banking law, her experience in and knowledge of the financial services industry, and the experience she has gained serving as trustee of the Trust since 2005.

The Trust has concluded that Mr. Storey should serve as Trustee because of the mutual fund governance experience he gained as an Investment Management attorney, both in private practice and with the SEC, his background serving as counsel to numerous mutual fund boards of trustees, his knowledge of the 1940 Act, his experience in and knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 1994.

The Trust has concluded that Mr. Sullivan should serve as Trustee because of the experience he gained as a certified public accountant and financial consultant, his experience in and knowledge of public company accounting and auditing and the financial services industry, the experience he gained as an officer of a large financial services firm in its operations department and his experience from serving as trustee of the Trust since 1999.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds.

BOARD COMMITTEES. The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as each fund's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by each fund's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing each fund's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firms' reports on the adequacy of the Trust's internal financial controls; reviewing, in consultation with each fund's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund's financial statements; and other audit related matters. Messrs. Carlbom, Darr, Johnson, Storey, Sullivan and Ms. Krikorian currently serve as members of the Audit Committee. Mr. Sullivan serves as the Chairman of the Audit Committee. The Audit Committee meets periodically, as necessary, and met XX (XX) times during the most recently completed fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher, interested trustee, currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met XX (XX) times during the most recently completed fiscal year.

o GOVERNANCE COMMITTEE. The Board has a standing Governance Committee (formerly the Nominating Committee) that is composed of each of the independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: considering and reviewing Board governance and compensation issues; conducting a self-assessment of the Board's operations; selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of "interested" Trustee candidates; and reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Ms. Krikorian and Messrs. Carlbom, Darr, Johnson, Storey and Sullivan, currently serve as members of the Governance Committee. Ms. Krikorian serves as the Chairman of the Governance Committee. The Governance Committee meets periodically, as necessary, and met XX (XX) times during the most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

                     DOLLAR RANGE OF FUND SHARES AGGREGATE DOLLAR RANGE OF SHARES
NAME                 (FUND)(1)                   (ALL FUNDS)(2,3)
-------------------- --------------------------- --------------------------------
INTERESTED TRUSTEES
-------------------- --------------------------- --------------------------------
Doran                None                        None
-------------------- --------------------------- --------------------------------
Nesher               None                        None
-------------------- --------------------------- --------------------------------
INDEPENDENT TRUSTEES
-------------------- --------------------------- --------------------------------
Carlbom              None                        None
-------------------- --------------------------- --------------------------------
Darr                 None                        None
-------------------- --------------------------- --------------------------------
Johnson              None                        None
-------------------- --------------------------- --------------------------------
Krikorian            None                        None
-------------------- --------------------------- --------------------------------
Storey               None                        None
-------------------- --------------------------- --------------------------------
Sullivan             None                        None
-------------------- --------------------------- --------------------------------

1 Because the Fund is new, as of the date of this SAI, none of the Trustees owned shares of the Fund.

2        Valuation date is December 31, 2010.

3        The Trust is the only investment company in the "Fund Complex."


Board Compensation. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

                       PENSION OR
                       RETIREMENT BENEFITS ESTIMATED ANNUAL
          AGGREGATE    ACCRUED AS PART OF  BENEFITS UPON                  TOTAL COMPENSATION FROM THE TRUST
NAME      COMPENSATION FUND EXPENSES       RETIREMENT                     AND FUND COMPLEX(*)
--------- ------------ ------------------- ------------------------------ ---------------------------------
INTERESTED TRUSTEES
---------------------- ------------------- ------------------------------ ---------------------------------
Doran     $0           n/a                 n/a                            $0 for service on one (1) board
--------- ------------ ------------------- ------------------------------ ---------------------------------
Nesher    $0           n/a                 n/a                            $0 for service on one (1) board
--------- ------------ ------------------- ------------------------------ ---------------------------------
INDEPENDENT TRUSTEES
---------------------- ------------------- ------------------------------ ---------------------------------
Carlbom   $41,817      n/a                 n/a                            $41,817 for service on (1) board
--------- ------------ ------------------- ------------------------------ ---------------------------------
Darr      $41,817      n/a                 n/a                            $41,817 for service on (1) board
--------- ------------ ------------------- ------------------------------ ---------------------------------
Johnson   $41,817      n/a                 n/a                            $41,817 for service on (1) board
--------- ------------ ------------------- ------------------------------ ---------------------------------
Krikorian $41,817      n/a                 n/a                            $41,817 for service on (1) board
--------- ------------ ------------------- ------------------------------ ---------------------------------
Storey    $41,817      n/a                 n/a                            $41,817 for service on (1) board
--------- ------------ ------------------- ------------------------------ ---------------------------------
Sullivan  $41,817      n/a                 n/a                            $41,817 for service on (1) board
--------- ------------ ------------------- ------------------------------ ---------------------------------



*        The Trust is the only investment company in the "Fund Complex."

TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

NAME AND      POSITION WITH       PRINCIPAL OCCUPATIONS IN PAST 5          OTHER DIRECTORSHIPS HELD
DATE OF BIRTH TRUST AND LENGTH    YEARS
              OF TERM
------------- ---------- -------- -------- ---- ---------- --------------- ------------------------
Philip T.     President           Managing Director of SEI Investments     None.
Masterson     (since 2008)        since 2005. Vice President and
(03/12/64)                        Assistant Secretary of the Administrator
                                  from 2004 to 2006. General Counsel of
                                  Citco Mutual Fund Services from 2003
                                  to 2004. Vice President and Senior
                                  Counsel for the Oppenheimer Funds
                                  from 1998 to 2003.
------------- ---------- -------- ------------------------ --------------- ------------------------
Michael       Treasurer,          Director, SEI Investments, Fund          None.
Lawson        Controller and      Accounting since July 2005. Manager,
(10/08/60)    Chief Financial     SEI Investments, Fund Accounting at
              Officer             SEI Investments AVP from April 1995
              (since 2005)        to February 1998 and November 1998
                                  to July 2005.
------------- ---------- -------- ------------- ---------- --------------- ------------------------
Russell Emery Chief Compliance    Chief Compliance Officer of SEI          None.
(12/18/62)    Officer             Structured Credit Fund, LP and SEI
              (since 2006)        Alpha Strategy Portfolios, LP since
                                  June 2007. Chief Compliance Officer of
                                  SEI Opportunity Fund, L.P., SEI
                                  Institutional Managed Trust, SEI Asset
                                  Allocation Trust, SEI Institutional
                                  International Trust, SEI Institutional
                                  Investments Trust, SEI Daily Income
                                  Trust, SEI Liquid Asset Trust and SEI
                                  Tax Exempt Trust since March 2006.
                                  Director of   Investment Product
                                  Management and Development, SEI
                                  Investments, since February 2003;
                                  Senior Investment Analyst -- Equity
                                  Team, SEI Investments, from March
                                  2000 to February 2003.
------------- ---------- -------- ------------------------ --------------- ------------------------
Timothy D.    Vice President and  General Counsel and Secretary of         None.
Barto         Assistant Secretary SIMC and the Administrator since
(03/28/68)    (since 1999)        2004. Vice President of SIMC and the
                                  Administrator since 1999. Vice
                                  President and Assistant Secretary of
                                  SEI Investments since 2001. Assistant
                                  Secretary of SIMC, the Administrator
                                  and the Distributor, and Vice President
                                  of the Distributor from 1999 to 2003.
------------- ---------- -------- ---------------------------------------- ------------------------
James Ndiaye  Vice President      Vice President and Assistant Secretary   None.
(09/11/68)    and Assistant       of SIMC since 2005. Vice President at
------------- ------------------- ---------------------------------------- ------------------------



                                           S-42






NAME AND        POSITION  WITH   PRINCIPAL OCCUPATIONS IN PAST 5         OTHER DIRECTORSHIPS HELD
DATE OF BIRTH   TRUST AND LENGTH YEARS
                OF TERM
--------------- --------- ------ --------------------------------------- ------------------------
                Secretary        Deutsche Asset Management from 2003
                (since 2004)     to 2004. Associate at Morgan, Lewis &
                                 Bockius LLP from 2000 to 2003.
--------------- --------- ------ --------------------------------------- ------------------------
Dianne M.       Vice President   Counsel at SEI Investments since 2010.  None.
Sulzbach        and Secretary    Associate at Morgan, Lewis & Bockius
(07/18/77)      (since 2011)     LLP from 2006 to 2010. Associate at
                                 Morrison & Foerster LLP from 2003 to
                                 2006. Associate at Stradley Ronon
                                 Stevens & Young LLP from 2002 to
                                 2003.
--------------- --------- ------ --------------------------------------- ------------------------
Keri Rohn       Privacy Officer  Compliance Officer at SEI Investments   None.
(8/24/80)       (since 2009)     since 2003.
                AML Officer
                (since 2011)
--------------- ---------------- --------------------------------------- ------------------------
Michael Beattie Vice President   Director of Client Service at SEI since None.
(03/13/65)      (since 2009)     2004.
--------------- ---------------- --------------------------------------- ------------------------

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange ("NYSE") is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

The Fund has no current intention to allow purchases in-kind, but under certain circumstances they may allow investors to purchase shares by contributing securities in-kind to the Fund, provided that the securities used to purchase Fund shares are appropriate investments for the Fund, are consistent with the Fund's investment objective and policies, and meet any other applicable criteria established by the Adviser, such as liquidity. The Fund will value the securities in accordance with its policies and procedures with respect to the valuation of portfolio securities, as of the time at which the Fund determines its net asset value per share of the Fund (the

"NAV") on the day that the securities are contributed to the Fund in-kind. The Adviser has the sole discretion with respect to determining whether particular securities may be used as payment in-kind for Fund shares.

DETERMINATION OF NET ASSET VALUE

SECURITY VALUATION. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held by the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

FAIR VALUE PROCEDURES. Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Trust's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. The Fund uses FT Interactive ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the Fund's Administrator and requests that a meeting of the Committee be held.

Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options, and the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee Meeting be called.

In addition, the Fund's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser if the Fund is holding the relevant security that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee Meeting should be called based on the information provided.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that is intended to supplement the discussion contained in the Fund's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Congress passed the Regulated Investment Company Modernization Act on December 22, 2010 (the "RIC Mod Act") which makes certain beneficial changes for Regulated Investment Companies ("RICs") and their shareholders, some of which are referenced below. In general, the RIC Mod Act contains simplification provisions effective for taxable years beginning after December 22, 2010, which are aimed at preventing disqualification of a RIC for "inadvertent" failures of the asset diversification and/or qualifying income tests. Additionally, the RIC Mod Act allows capital losses to be carried forward indefinitely, and retain the character of the original loss, exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of income and gains.

QUALIFICATIONS AS A RIC. The Fund intends to qualify and elects to be treated as a RIC under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

In order to be taxable as a RIC, the Fund must distribute annually to its shareholders at least 90% of its net investment income (generally net investment income plus the excess, if any, of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, certain gains from options, futures, and forward contracts derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; (ii) at the end of each fiscal quarter of the Fund's taxable year, at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership; and (iii) at the end of each fiscal quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or two or more issuers that the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

If the Fund fails to satisfy the qualifying income or diversification requirements in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund fails to qualify as a RIC for any year, and these relief provisions are not available, all of its income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction and individuals may be able to benefit from the lower tax rates available to qualified dividend income (for tax years ending prior to December 31, 2012). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC.

For taxable years beginning after December 22, 2010, the Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund's taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar. A "qualified late year loss" generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as "post-October losses") and certain other late-year losses.

The RIC Mod Act changed the treatment of capital loss carryovers for RICs. The new rules are similar to those that apply to capital loss carryovers of individuals are made applicable to RICs and provide that such losses are carried over by the Fund indefinitely. Thus, if the Fund has a "net capital loss" (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of such Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. Different rules apply to pre-enactment net capital losses which can only be carried forward to offset capital gains realized during the eight years following the year of the loss and are treated as a short-term capital loss in the year to which it is carried. Certain transition rules require post-enactment capital losses to be utilized first, which, depending on the circumstances for the Fund, may result in the expiration of unused pre-enactment losses. In addition, the carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

Federal Excise Tax. Notwithstanding the Distribution Requirement described above, which only requires the Fund to distribute at least 90% of its annual investment company income and does not require any minimum distribution of net capital gain, the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute, by the end of any calendar year, at least 98% of its ordinary income for that year and 98.2% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.

SHAREHOLDER TREATMENT. The Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Fund will be eligible for the reduced maximum tax rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income on the securities it holds and the Fund designates the distributions as qualified dividend income. ABSENT FURTHER LEGISLATION, THE REDUCED TAX RATES APPLICABLE TO QUALIFIED DIVIDEND INCOME WILL NOT APPLY TO DIVIDENDS RECEIVED IN TAXABLE YEARS BEGINNING AFTER DECEMBER 31, 2012. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become "ex-dividend" (which is the day on which declared distributions (dividends or capital gains) are deducted from the Fund's assets before it calculates the net asset value) with respect to such dividend, (ii) the Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder,
(iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Fund's net capital gains will be taxable as long-term capital gains. The Fund will report annually to its shareholders the amount of the Fund's distributions that qualify for the reduced tax rates on qualified dividend income.

The Fund's dividends that are paid to their corporate shareholders and are designated by the Fund as attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the 70% corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Recent legislation effective beginning in 2013 provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of Fund shares).

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to the shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

Any gain or loss recognized on a sale, exchange, or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

Legislation passed by Congress in 2008 requires the Fund (or its administrative agent) to report to the Internal Revenue Services ("IRS") and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to the present law requirement to report the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares the Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, the Fund will use the average basis method as their default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The current law requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all Fund shares acquired through December 31, 2011, and sold on and after that date.

FOREIGN TAXES. Dividends and interest received by a Fund from foreign sources may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on such securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to, and will, file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit (subject to significant limitations) they may be entitled to use against their federal income tax. If the Fund makes the election, such Fund will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

Foreign tax credits, if any, received by a Fund as a result of an investment in another RIC (including an ETF which is taxable as a RIC) will not be passed through to you unless the Fund qualifies as a "qualified fund of funds" under the Code. If a Fund is a "qualified fund of funds" it will be eligible to file an election with the IRS that will enable the Fund to pass along these foreign tax credits to its shareholders. A Fund will be treated as a "qualified fund of funds" under the Code if at least 50% of the value of the Fund's total assets (at the close of each quarter of the Fund's taxable year) is represented by interests in other RICs.

TAX TREATMENT OF COMPLEX SECURITIES. The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

The Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement described above in the paragraph discussing the requirements for qualification as a RIC. The Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. Such Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments, if positive, will generally constitute taxable ordinary income and, if negative, will reduce net tax-exempt income, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain.

Investments by the Fund in zero coupon or other discount securities will result in income to the Fund equal to a portion of the excess face value of the securities over their issue price (the "original issue discount" or "OID") each year that the securities are held, even though the Fund receives no cash interest payments. In other circumstances, whether pursuant to the terms of a security or as a result of other factors outside the control of the Fund, the Fund may recognize income without receiving a commensurate amount of cash.
Such income is included in determining the amount of income that the Fund must distribute to maintain its status as a RIC and to avoid the payment of federal income tax, including the excise tax discussed above. Because such income may not be matched by a corresponding cash distribution to the Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its shareholders.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund's disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

A Fund's transactions in foreign currencies and forward currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount, and timing of distributions to shareholders. Most foreign exchange gains realized on the sale of foreign stocks and securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized by the Fund on the sale of stocks and securities are generally treated as ordinary losses by the Fund. These gains, when distributed, will be taxed to you as ordinary dividends, and any losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Fund's ordinary income distributions to you and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. These provisions also may require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes discussed above. Accordingly in order to avoid certain income and excise taxes the Fund may be required to liquidate Fund investments at a time when the investment advisor might not otherwise have chosen to do so.

If a Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies" or "PFICs", the Fund will be subject to one of the following special tax regimes: (i) the Fund would be liable for U.S. federal income tax, and an additional interest charge, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a "qualified electing fund" or "QEF", the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

BACKUP WITHHOLDING. In certain cases, each Fund will be required to withhold at the applicable withholding rate, and remit to the U.S. Treasury such withheld amounts, on any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the IRS, (3) has not certified to that Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person or U.S. resident alien.

TAX SHELTER REPORTING REGULATIONS. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as a Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

NON-U.S. SHAREHOLDERS. NON-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and may be subject to additional reporting obligations and are therefore strongly encouraged to consult their tax advisors prior to investing in the Fund.

STATE TAXES. No Fund is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes.

Depending upon state and local law, distributions by a Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from rules for federal income taxation described above.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a fund. Investment in GNMA or FNMA securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment.

Shareholders should consult their own tax advisors regarding the effect of federal, state and local taxes on an investment in Fund shares.

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities, both listed and over the counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the OTC market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Fund engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The Financial Industry Regulatory Authority ("FINRA") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

Because the Fund is new, the Fund did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser.

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Because the Fund is new, the Fund paid no brokerage commissions on portfolio transactions effected by affiliated brokers.

SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. Because the Fund is new, the Fund did not hold any securities of "regular broker-dealers".

PORTFOLIO TURNOVER RATE. Portfolio turnover rate is defined under SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. The Fund may at times hold investments in short-term instruments, which are excluded for purposes of computing portfolio turnover.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of Fund shareholders, on the one hand, and include procedures to address conflicts between the interests of the Fund's shareholders and those of the Fund's Adviser, principal underwriter, or any affiliated person of the Fund, the Adviser, or the principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer ("Adviser CCO") to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Adviser CCO, either directly or through reports by the Fund's Chief Compliance Officer reports quarterly to the Board regarding the operation and administration of such policies and procedures.

Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each January 31, April 30, July 31, and October 31). The Fund will disclose a complete or summary schedule of investments (which includes the Fund's 50 largest holdings in unaffiliated issuers and each investment in unaffiliated issuers that exceeds one percent of the Fund's net asset value ("Summary Schedule")) in its semi-annual and annual reports which are distributed to Fund shareholders. The Fund's complete schedule of investments following the first and third fiscal quarters is available in quarterly holdings reports filed with the SEC on Form N-Q, and is available in semi-annual and annual reports filed with the SEC on Form N-CSR.

Fund filings on Form N-Q and Form N-CSR are not distributed to Fund shareholders but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. Should the Fund include only a Summary Schedule rather than a complete schedule of investments in its semi-annual and annual reports, its Form N-CSR will be available without charge, upon request, by calling 1-866-777-8227. These reports are also available, free of charge, on the Adviser's website at www.cambiar.com.

The Fund provides information about its complete portfolio holdings, updated as of the most recent calendar month on the internet at http://aicfundholdings.com/cambiar. This information is provided with a lag of at least 30 days and is publicly available to shareholders.

In addition to information provided to shareholders and the general public, portfolio holdings information may be disclosed as frequently as daily to certain service providers, such as the custodian, administrator, the financial printer or transfer agent, in connection with their services to the Fund. From time to time rating and ranking organizations, such as S&P, Lipper and Morningstar, Inc., may request non-public portfolio holdings information in connection with rating the Fund. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants or other third-parties may request portfolio holdings information in order to assess the risks of the Fund's portfolio along with related performance attribution statistics. The lag time for such disclosures will vary. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information.

The Fund's policies and procedures provide that the Adviser's CCO may authorize disclosure of non-public portfolio holdings information to such parties at differing times and/or with different lag times. Prior to making any disclosure to a third party the Adviser's CCO must determine that such disclosure serves a reasonable business purpose, is in the best interests of the Fund's shareholders and that conflicts between the interests of the Fund's shareholders and those of the Fund's Adviser, principal underwriter, or any affiliated person of the Fund are addressed. Complete portfolio holdings information may be disclosed no more frequently than monthly to ratings agencies, consultants and other qualified financial professionals or individuals. The monthly disclosures will not be made sooner than three days after the date of the information.

With the exception of disclosures to rating and ranking organizations as described above, the Fund requires any third party receiving non-public holdings information to enter into a confidentiality agreement with the Fund or the Adviser. The confidentiality agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that the recipient has a duty not to trade on the non-public information and will use such information solely to analyze and rank the Fund, or to perform due diligence and asset allocation, depending on the recipient of the information.

The Fund's policies and procedures prohibit any compensation or other consideration from being paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Fund, Adviser and its affiliates or recipient of the Fund's portfolio holdings information.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series or classes of shares. All consideration received by the Fund for shares of any portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Trust has received a legal opinion to the effect that the Fund's shares are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the

Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust, unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review the Fund's proxy voting record.

A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on Form N-PX (i) without charge, upon request, by calling 1-888-673-9950; and (ii) on the SEC's website at http://www.sec.gov.

CODES OF ETHICS

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, Distributor and the Administrator have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a "Code of Ethics" and together the "Codes of Ethics") apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes of Ethics further require certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

5% AND 25% SHAREHOLDERS

Because the Fund is new, as of the date of this SAI, the Fund does not have any beneficial owners to report.

                      APPENDIX A -- DESCRIPTION OF RATINGS

MOODY'S INVESTORS SERVICE, INC.

PREFERRED STOCK RATINGS

Because of the fundamental differences between preferred stocks and bonds, a variation of Moody's familiar bond rating symbols is used in the quality ranking of preferred stock. The symbols, presented below, are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stock occupies a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

     aaa An issue rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa An issue rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a An issue rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa An issue rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba An issue rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b An issue rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     caa An issue rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

     ca An issue rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

     c This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: plus (+) or minus (-): Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DEBT RATINGS - TAXABLE DEBT & DEPOSITS GLOBALLY

     Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

     A Bonds rated A possess many favorable investment attributes and are to be considered as upper- medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa Bonds rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's bond ratings, where specified, are applied to senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM PRIME RATING SYSTEM - TAXABLE DEBT & DEPOSITS GLOBALLY

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          o    Leading market positions in well-established industries.

          o    High rates of return on funds employed.

          o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

          o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for Bank Deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by actions of the government controlling the currency of denomination. In addition, risks associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer's branch is located are not incorporated into Moody's short-term debt ratings.

Moody's makes no representation that rated bank or insurance company obligations are exempt from the registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

If an issuer represents to Moody's that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

STANDARD & POOR'S RATING SERVICES

Issue credit ratings are based, in varying degrees, on the following considerations:

     o Likelihood of payment--capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

     o    Nature of and provisions of the obligation;

     o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

          The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

          AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

          A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

          BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

          CCC An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

          CC An obligation rated 'CC' is currently highly vulnerable to nonpayment.

          C A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

          D An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.

          N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

     Plus (+) or minus(-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings

     A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

LOCAL CURRENCY AND FOREIGN CURRENCY RISKS

Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay Foreign Currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

FITCH INC. RATINGS

INTERNATIONAL LONG-TERM CREDIT RATINGS

Investment Grade

     AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB Good credit quality. 'BBB' ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

     BB Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     B Highly speculative: (i) For issuers and performing obligations, 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment, and (ii) For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of 'RR1' (outstanding).

     CCC High default risk: (i) for issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions; (ii) for individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of 'RR2' (superior), or 'RR3' (good) or 'RR4' (average);

     CC High default risk: (i) for issuers and performing obligations, default of some kind appears probable; and (ii) for individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'RR4' (average) or 'RR5' (below average).

     C High default risk: (i) for issuers and performing obligations, default is imminent; and (ii) For individual obligations, may indicate distressed or defaulted obligations with potential for below- average to poor recoveries. Such obligations would possess a Recovery Rating of 'RR6' (poor).

     RD Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

     D Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following: failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

          Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

          Issuers will be rated 'D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of 'C' to 'B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the 'B' or 'CCC-C' categories.

          Default is determined by reference to the terms of the obligations' documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

INTERNATIONAL SHORT-TERM CREDIT RATINGS

     F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

     B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

     C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D Default. Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes:

     The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

     Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

     Rating Outlook: An Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are 'stable' could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

     Program ratings (such as those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

     Variable rate demand obligations and other securities which contain a short-term 'put' or other similar demand feature will have a dual rating, such as AAA/F1+. The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

     Interest Only: Interest Only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

     Principal Only: Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

     Rate of Return: Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

     'PIF': The tranche has reached maturity and has been "paid-in-full", regardless of whether it was amortized or called early. As the issue no longer exists, it is therefore no longer rated.

     'NR': Denotes that Fitch Ratings does not publicly rate the associated issue or issuer.

     'WD': Indicates that the rating has been withdrawn and is no longer maintained by Fitch.

APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES

CAMBIAR INVESTORS, LLC PROXY VOTING POLICY AND PROCEDURES

OBJECTIVE: The objective of Cambiar Investors, LLC's proxy voting process is to maximize the long-term investment performance of our clients.

POLICY: Cambiar will typically vote all proxy proposals in accordance with management recommendations unless the effect of particular resolutions could adversely affect shareholder value. In such cases, it is Cambiar's policy to vote against these proposals. If Cambiar sees it necessary to become further involved, the Analyst will directly engage management.

PROCEDURE: The procedure for processing proxy ballots is as follows:

     1. Custodians are directed to send all proxy material to Cambiar Investors, LLC. Cambiar has retained Glass Lewis & Co. to provide independent research. Cambiar votes the proxies through Broadridge's Proxy Edge platform.

     2. The Proxy Administrator reviews the research provided by Glass Lewis & Co. for each company meeting and each proposal. If Glass Lewis' recommendations agree and favor management Cambiar votes according to management's recommendations.

     3. If non-routine proposals or proposals considered to have a potential negative investment performance impact are discovered or Glass Lewis & Co. recommends a vote against a management recommendation, the Proxy Administrator will review the particular resolutions with the Portfolio Manager responsible for the investment and vote per the Portfolio Manager's recommendations.

          Where a material conflict of interest has been identified, Cambiar will notify its clients of the conflict and vote based on the PMs recommendations to ensure the best economic interests of its clients are met.

     4. Cambiar keeps a record of all accounts and companies voted and provides monthly and/or quarterly reports as required through the Proxy Edge platform.

     5. On a regular basis, the Proxy Administrator reviews the proxy voting record with the Portfolio Managers.

     6.   Copies of this procedure can be obtained free of charge by:

          o    calling Cambiar Investors, LLC toll-free at 888-673-9950 or

          o    by visiting our web site at http://www. cambiar. com or

          o    by writing us at: 2401 E. Second Ave. #500, Denver, CO 80206

     7. By August 31, each year Cambiar's annual proxy voting record for the previous 12 months ending June 30 may be obtained free of charge by:

          o    calling 888-673-9950 or

          o    by visiting our web site at http://www. cambiar. com or

          o    by writing us at: 2401 E. Second Ave. #500, Denver, CO 80206


CLASS ACTION PROCEDURES: Cambiar has engaged a third party class action claims service, Class Actions Claims Management, to provide securities class action research and proof of claim filing services for our clients. Class Action Claims Management shall participate in all relevant class actions.

GLASS LEWIS & CO. PROXY VOTING GUIDELINES

I. ELECTION OF DIRECTORS

BOARD OF DIRECTORS

Boards are put in place to represent shareholders and protect their interests. Glass Lewis seeks boards with a proven record of protecting shareholders and delivering value over the medium- and long-term. We believe that boards working to protect and enhance the best interests of shareholders are independent, have directors with diverse backgrounds, have a record of positive performance, and have members with a breadth and depth of relevant experience.

BOARD COMPOSITION

We look at each individual on the board and examine his or her relationships with the company, the company's executives and with other board members. The purpose of this inquiry is to determine whether pre-existing personal, familial or financial relationships are likely to impact the decisions of that board member.

We vote in favor of governance structures that will drive positive performance and enhance shareholder value. The most crucial test of a board's commitment to the company and to its shareholders is the performance of the board and its members. The performance of directors in their capacity as board members and as executives of the company, when applicable, and in their roles at other companies where they serve is critical to this evaluation.

We believe a director is independent if he or she has no material financial, familial or other current relationships with the company, its executives or other board members except for service on the board and standard fees paid for that service. Relationships that have existed within the five years prior to the inquiry are usually considered to be "current" for purposes of this test.

In our view, a director is affiliated if he or she has a material financial, familial or other relationship with the company or its executives, but is not an employee of the company. This includes directors whose employers have a material financial relationship with the Company. This also includes a director who owns or controls 20% or more of the company's voting stock.

We define an inside director as one who simultaneously serves as a director and as an employee of the company. This category may include a chairman of the board who acts as an employee of the company or is paid as an employee of the company.

Although we typically vote for the election of directors, we will recommend voting against directors (or withholding where applicable, here and following) for the following reasons:

          o A director who attends less than 75% of the board and applicable committee meetings.

          o A director who fails to file timely form(s) 4 or 5 (assessed on a case-by-case basis).

          o A director who is also the CEO of a company where a serious restatement has occurred after the CEO certified the pre-restatement financial statements.

          o All board members who served at a time when a poison pill was adopted without shareholder approval within the prior twelve months.

We also feel that the following conflicts of interest may hinder a director's performance and will therefore recommend voting against a:

          o    CFO who presently sits on the board.

          o    Director who presently sits on an excessive number of boards

          o Director, or a director whose immediate family member, provides material professional services to the company at any time during the past five years.

          o Director, or a director whose immediate family member, engages in airplane, real estate or other similar deals, including perquisite type grants from the company.

          o    Director with an interlocking directorship.

BOARD COMMITTEE COMPOSITION

All key committees including audit, compensation, governance, and nominating committees should be composed solely of independent directors and each committee should be focused on fulfilling its specific duty to shareholders. We typically recommend that shareholders vote against any affiliated or inside director seeking appointment to an audit, compensation, nominating or governance committee or who has served in that capacity in the past year.

REVIEW OF THE COMPENSATION DISCUSSION AND ANALYSIS REPORT

     1. We review the CD&A in our evaluation of the overall compensation practices of a company, as overseen by the compensation committee. In our evaluation of the CD&A, we examine, among other factors, the extent to which the company has used performance goals in determining overall compensation, how well the company has disclosed performance metrics and goals and the extent to which the performance metrics, targets and goals are implemented to enhance company performance. We would recommend voting against the chair of the compensation committee where the CD&A provides insufficient or unclear information about performance metrics and goals, where the CD&A indicates that pay is not tied to performance, or where the compensation committee or management has excessive discretion to alter performance terms or increase amounts of awards in contravention of previously defined targets. However, if a company provides shareholders with an advisory vote on compensation, we will recommend that shareholders only vote against the advisory compensation vote proposal unless the compensation practices are particularly egregious or persistent.

REVIEW OF RISK MANAGEMENT CONTROLS

We believe companies, particularly financial firms, should have a dedicated risk committee, or a committee of the board charged with risk oversight, as well as a chief risk officer who reports directly to that committee, not to the CEO or another executive. In cases where a company has disclosed a sizable loss or writedown, and where a reasonable analysis indicates that the company's board-level risk committee should be held accountable for poor oversight, we would recommend that shareholders vote against such committee members on that basis. In addition, in cases where a company maintains a significant level of financial risk exposure but fails to disclose any explicit form of board-level risk oversight (committee or otherwise), we will consider recommending to vote against the chairman of the board on that basis.

SEPARATION OF THE ROLES OF CHAIRMAN AND CEO

Glass Lewis believes that separating the roles of corporate officers and the chairman of the board is a better governance structure than a combined executive/chairman position. The role of executives is to manage the business on the basis of the course charted by the board. Executives should be in the position of reporting and answering to the board for their performance in achieving the goals set out by such board. This becomes much more complicated when management actually sits on, or chairs, the board.

We view an independent chairman as better able to oversee the executives of the company and set a pro-shareholder agenda without the management conflicts that a CEO and other executive insiders often face. This, in turn, leads to a more proactive and effective board of directors that is looking out for the interests of shareholders above all else.

We do not recommend voting against CEOs who serve on or chair the board. However, we do support a separation between the roles of chairman of the board and CEO, whenever that question is posed in a proxy.

In the absence of an independent chairman, we support the appointment of a presiding or lead director with authority to set the agenda for the meetings and to lead sessions outside the presence of the insider chairman.

MAJORITY VOTING FOR THE ELECTION OF DIRECTORS

Glass Lewis will generally support proposals calling for the election of directors by a majority vote in place of plurality voting. If a majority vote standard were implemented, a nominee would have to receive the support of a majority of the shares voted in order to assume the role of a director. Thus, shareholders could collectively vote to reject a director they believe will not pursue their best interests. We think that this minimal amount of protection for shareholders is reasonable and will not upset the corporate structure nor reduce the willingness of qualified shareholder-focused directors to serve in the future.

CLASSIFIED BOARDS

Glass Lewis favors the repeal of staggered boards in favor of the annual election of directors. We believe that staggered boards are less accountable to shareholders than annually elected boards. Furthermore, we feel that the annual election of directors encourages board members to focus on protecting the interests of shareholders.

MUTUAL FUND BOARDS

Mutual funds, or investment companies, are structured differently than regular public companies (i.e., operating companies). Members of the fund's adviser are typically on the board and management takes on a different role than that of other public companies. As such, although many of our guidelines remain the same, the following differences from the guidelines at operating companies apply at mutual funds:

     1. We believe three-fourths of the boards of investment companies should be made up of independent directors, a stricter standard than the two-thirds independence standard we employ at operating companies.

     2. We recommend voting against the chairman of the nominating committee at an investment company if the chairman and CEO of a mutual fund is the same person and the fund does not have an independent lead or presiding director.

II. FINANCIAL REPORTING

AUDITOR RATIFICATION

We believe that role of the auditor is crucial in protecting shareholder value. In our view, shareholders should demand the services of objective and well-qualified auditors at every company in which they hold an interest. Like directors, auditors should be free from conflicts of interest and should assiduously avoid situations that require them to make choices between their own interests and the interests of the shareholders.

Glass Lewis generally supports management's recommendation regarding the selection of an auditor. However, we recommend voting against the ratification of auditors for the following reasons:

          o When audit fees added to audit-related fees total less than one-third of total fees.

          o When there have been any recent restatements or late filings by the company where the auditor bears some responsibility for the restatement or late filing (e. g. , a restatement due to a reporting error).

          o    When the company has aggressive accounting policies.

          o When the company has poor disclosure or lack of transparency in financial statements.

          o When there are other relationships or issues of concern with the auditor that might suggest a conflict between the interest of the auditor and the interests of shareholders.

          o When the company is changing auditors as a result of a disagreement between the company and the auditor on a matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

AUDITOR ROTATION

We typically support audit related proposals regarding mandatory auditor rotation when the proposal uses a reasonable period of time (usually not less than 5-7 years).

PENSION ACCOUNTING ISSUES

Proxy proposals sometimes raise the question as to whether pension accounting should have an effect on the company's net income and therefore be reflected in the performance of the business for purposes of calculating payments to executives. It is our view that pension credits should not be included in measuring income used to award performance-based compensation. Many of the assumptions used in accounting for retirement plans are subject to the discretion of a company, and management would have an obvious conflict of interest if pay were tied to pension income.

III. COMPENSATION

EQUITY BASED COMPENSATION PLANS

Glass Lewis evaluates option and other equity-based compensation on a case-by-case basis. We believe that equity compensation awards are a useful tool, when not abused, for retaining and incentivizing employees to engage in conduct that will improve the performance of the company.

We evaluate option plans based on ten overarching principles:

          o    Companies should seek additional shares only when needed.

          o The number of shares requested should be small enough that companies need shareholder approval every three to four years (or more frequently).

          o If a plan is relatively expensive, it should not be granting options solely to senior executives and board members.

          o Annual net share count and voting power dilution should be limited.

          o Annual cost of the plan (especially if not shown on the income statement) should be reasonable as a percentage of financial results and in line with the peer group.

          o The expected annual cost of the plan should be proportional to the value of the business.

          o The intrinsic value received by option grantees in the past should be reasonable compared with the financial results of the business.

          o Plans should deliver value on a per-employee basis when compared with programs at peer companies.

          o    Plans should not permit re-pricing of stock options.

OPTION EXCHANGES

Option exchanges are reviewed on a case-by-case basis, although they are approached with great skepticism. Repricing is tantamount to a re-trade. We will support a repricing only if the following conditions are true:

          o    Officers and board members do not participate in the program.

          o The stock decline mirrors the market or industry price decline in terms of timing and approximates the decline in magnitude.

          o The exchange is value neutral or value creative to shareholders with very conservative assumptions and a recognition of the adverse selection problems inherent in voluntary programs.

          o Management and the board make a cogent case for needing to incentivize and retain existing employees, such as being in a competitive employment market.

PERFORMANCE BASED OPTIONS

We generally recommend that shareholders vote in favor of performance-based option requirements. We feel that executives should be compensated with equity when their performance and that of the company warrants such rewards. We believe that boards can develop a consistent, reliable approach, as boards of many companies have, that would attract executives who believe in their ability to guide the company to achieve its targets.

LINKING PAY WITH PERFORMANCE

Executive compensation should be linked directly with the performance of the business the executive is charged with managing. Glass Lewis grades companies on an A to F scale based on our analysis of executive compensation relative to performance and that of the company's peers and will recommend voting against the election of compensation committee members at companies that receive a grade of F.

DIRECTOR COMPENSATION PLANS

Non-employee directors should receive compensation for the time and effort they spend serving on the board and its committees. In particular, we support compensation plans that include equity-based awards, which help to align the interests of outside directors with those of shareholders. Director fees should be competitive in order to retain and attract qualified individuals.

ADVISORY VOTES ON COMPENSATION

We closely review companies' compensation practices and disclosure as outlined in their CD&As and other company filings to evaluate management-submitted advisory compensation vote proposals. In evaluating these non-binding proposals, we examine how well the company has disclosed information pertinent to its compensation programs, the extent to which overall compensation is tied to performance, the performance metrics selected by the company and the levels of compensation in comparison to company performance and that of its peers. Glass Lewis will generally recommend voting in favor of shareholder proposals to allow shareholders an advisory vote on compensation.

LIMITS ON EXECUTIVE COMPENSATION

Proposals to limit executive compensation will be evaluated on a case-by-case basis. As a general rule, we believe that executive compensation should be left to the board's compensation committee. We view the election of directors, and specifically those who sit on the compensation committee, as the appropriate mechanism for shareholders to express their disapproval or support of board policy on this issue.

LIMITS ON EXECUTIVE STOCK OPTIONS

We favor the grant of options to executives. Options are a very important component of compensation packages designed to attract and retain experienced executives and other key employees. Tying a portion of an executive's compensation to the performance of the company also provides an excellent incentive to maximize share values by those in the best position to affect those values. Accordingly, we typically vote against caps on executive stock options.

IV. GOVERNANCE STRUCTURE

ANTI-TAKEOVER MEASURES

POISON PILLS (SHAREHOLDER RIGHTS PLANS)

Glass Lewis believes that poison pill plans generally are not in the best interests of shareholders. Specifically, they can reduce management accountability by substantially limiting opportunities for corporate takeovers. Rights plans can thus prevent shareholders from receiving a buy-out premium for their stock.

We believe that boards should be given wide latitude in directing the activities of the company and charting the company's course. However, on an issue such as this where the link between the financial interests of shareholders and their right to consider and accept buyout offers is so substantial, we believe that shareholders should be allowed to vote on whether or not they support such a plan's implementation.

In certain limited circumstances, we will support a limited poison pill to accomplish a particular objective, such as the closing of an important merger, or a pill that contains what we believe to be a reasonable 'qualifying offer' clause.

RIGHT OF SHAREHOLDERS TO CALL A SPECIAL MEETING

We will vote in favor of proposals that allow shareholders to call special meetings. In order to prevent abuse and waste of corporate resources by a very small minority of shareholders, we believe that such rights should be limited to a minimum threshold of at least 15% of the shareholders requesting such a meeting.

SHAREHOLDER ACTION BY WRITTEN CONSENT

We will vote in favor of proposals that allow shareholders to act by written consent. In order to prevent abuse and waste of corporate resources by a very small minority of shareholders, we believe that such rights should be limited to a minimum threshold of at least 15% of the shareholders requesting action by written consent.

AUTHORIZED SHARES

Proposals to increase the number of authorized shares will be evaluated on a case-by-case basis. Adequate capital stock is important to the operation of a company. When analyzing a request for additional shares, we typically review four common reasons why a company might need additional capital stock beyond what is currently available:

     1.   Stock split

     2.   Shareholder defenses

     3.   Financing for acquisitions

     4.   Financing for operations

Unless we find that the company has not disclosed a detailed plan for use of the proposed shares, or where the number of shares far exceeds those needed to accomplish a detailed plan, we typically recommend in favor of the authorization of additional shares.

VOTING STRUCTURE

CUMULATIVE VOTING

Glass Lewis will vote for proposals seeking to allow cumulative voting unless the company has majority voting for the election of directors in which case we will vote against. Cumulative voting is a voting process that maximizes the ability of minority shareholders to ensure representation of their views on the board. Cumulative voting generally operates as a safeguard for by ensuring that those who hold a significant minority of shares are able to elect a candidate of their choosing to the board.

SUPERMAJORITY VOTE REQUIREMENTS

Glass Lewis favors a simple majority voting structure. Supermajority vote requirements act as impediments to shareholder action on ballot items that are critical to our interests. One key example is in the takeover context where supermajority vote requirements can strongly limit shareholders' input in making decisions on such crucial matters as selling the business.

SHAREHOLDER PROPOSALS

Shareholder proposals are evaluated on a case-by-case basis. We generally favor proposals that are likely to increase shareholder value and/or promote and protect shareholder rights. We typically prefer to leave decisions regarding day-to-day management of the business and policy decisions related to political, social or environmental issues to management and the board except when we see a clear and direct link between the proposal and some economic or financial issue for the company.

                           PART C: OTHER INFORMATION

Item 28.        Exhibits:

(a)             Agreement and Declaration of Trust of The Advisors' Inner Circle Fund (the
                "Registrant") dated July 18, 1991, as amended and restated February 18, 1997, is incorporated herein by reference to exhibit (1)(b) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No.
                0000950109-97-001691 on February 27, 1997.
(b)             Registrant's Amended and Restated By-Laws adopted as of December 12, 1996, and as amended August 12, 2009, are incorporated herein by reference to exhibit (b) of Post-
                Effective Amendment No. 116 to the Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-
                000641 on December 18, 2009.
(c)             Not Applicable.
(d)(1)          Investment Advisory Agreement dated August 15, 1994 between the Registrant and HGK
                Asset Management, Inc. is incorporated herein by reference to exhibit (5)(e) of Post-
                Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-96-
                001199 on February 28, 1996.
(d)(2)          Expense Limitation Agreement dated March 1, 2008 between the Registrant and HGK
                Asset Management, Inc. is incorporated herein by reference to exhibit (d)(2) of Post-
                Effective Amendment No. 111 to the Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-
                000276 on July 2, 2009.
(d)(3)          Revised Schedule A dated March 1, 2010 to the Expense Limitation Agreement dated
                March 1, 2008 between the Registrant and HGK Asset Management, Inc. is incorporated herein by reference to exhibit (d)(3) of Post-Effective Amendment No. 124 to the
                Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                SEC via EDGAR Accession No. 0001135428-10-000245 on June 30, 2010.
(d)(4)          Investment Advisory Agreement dated November 21, 1994 between the Registrant and
                AIG Global Investment Corp. (now, AIG Asset Management (U.S.), LLC) is
                incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                SEC via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.
(d)(5)          Assignment and Assumption Agreement dated December 31, 2003 between AIG Capital
                Management Corp. and AIG Global Investment Corp. (now, AIG Asset Management
                (U.S.), LLC) is incorporated herein by reference to exhibit (d)(31) of Post-Effective
                Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000095 on
                March 1, 2004.
(d)(6)          Investment Advisory Agreement dated May 3, 1995 between the Registrant and First
                Manhattan Co. is incorporated herein by reference to exhibit (5)(g) of Post-Effective
                Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the SEC via EDGAR Accession No. 0000950109-96-001199 on
                February 28, 1996.
(d)(7)          Amended and Restated Schedule dated May 19, 1998 to the Investment Advisory
                Agreement dated May 3, 1995 between the Registrant and First Manhattan Co. is incorporated herein by reference to exhibit (d)(9) of Post-Effective Amendment No. 34 to





                                       1






                the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                SEC via EDGAR Accession No. 0001047469-98-021496 on May 21, 1998.
(d)(8)          Investment Advisory Agreement dated March 15, 1999 between the Registrant and LSV
                Asset Management is incorporated herein by reference to exhibit (d)(8) of Post-Effective
                Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the SEC via EDGAR Accession No. 0001135428-01-500070 on
                June 22, 2001.
(d)(9)          Revised Schedule to the Investment Advisory Agreement dated March 15, 1999 between the Registrant and LSV Asset Management is incorporated herein by reference to exhibit
                (d)(8) of Post-Effective Amendment No. 107 to the Registrant's Registration Statement
                on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
                0001135428-08-000342 on August 28, 2008.
(d)(10)         Expense Limitation Agreement dated March 1, 2010 between the Registrant and LSV
                Asset Management is incorporated herein by reference to exhibit (d)(9) of Post-
                Effective Amendment No. 123 to the Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-
                000173 on April 30, 2010.
(d)(11)         Investment Advisory Agreement dated June 24, 2002 between the Registrant and
                Acadian Asset Management, Inc. (now, Acadian Asset Management LLC) is
                incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.
(d)(12)         Amended Schedule A to the Investment Advisory Agreement dated June 24, 2002 between the Registrant and Acadian Asset Management, Inc. (now Acadian Asset
                Management, LLC) is incorporated herein by reference to exhibit (d)(12) of Post-
                Effective Amendment No. 127 to the Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-
                000392 on September 3, 2010.
(d)(13)         Expense Limitation Agreement between the Registrant and Acadian Asset Management
                LLC to be filed by amendment.
(d)(14)         Investment Advisory Agreement dated June 24, 2002 between the Registrant and
                Analytic Investors, LLC is incorporated herein by reference to exhibit (d)(12) of Post-
                Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-
                000164 on April 26, 2006.
(d)(15)         Investment Advisory Agreement dated June 24, 2002 between the Registrant and
                Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(19) of Post-
                Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-
                000263 on August 30, 2002.
(d)(16)         Amended Schedule A to the Investment Advisory Agreement dated June 24, 2002 between the Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(16) of Post-Effective Amendment No. 151 to the Registrant's Registration
                Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession
                No. 0001135428-11-000300 on May 31, 2011.
(d)(17)         Form of Expense Limitation Agreement dated September 1, 2010 between the Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(17) of Post-
                Effective Amendment No. 157 to the Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-
                000484 on August 31, 2011.





                                       2






(d)(18)         Investment Advisory Agreement dated June 24, 2002 between the Registrant and
                Investment Counselors of Maryland, LLC is incorporated herein by reference to exhibit
                (d)(23) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement
                on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
                0001135428-02-000263 on August 30, 2002.
(d)(19)         Investment Advisory Agreement dated June 24, 2002 between the Registrant and C.S.
                McKee, L.P. is incorporated herein by reference to exhibit (d)(24) of Post-Effective
                Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on
                August 30, 2002.
(d)(20)         Investment Advisory Agreement dated August 8, 2008 between the Registrant and Rice,
                Hall James & Associates LLC is incorporated herein by reference to exhibit (d)(16) of
                Post-Effective Amendment No. 116 to the Registrant's Registration Statement on Form
                N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-
                09-000641 on December 18, 2009.
(d)(21)         Expense Limitation Agreement dated March 1, 2008 between the Registrant and Rice
                Hall James & Associates, LLC is incorporated herein by reference to exhibit (d)(17) of
                Post-Effective Amendment No. 116 to the Registrant's Registration Statement on Form
                N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-
                09-000641 on December 18, 2009.
(d)(22)         Investment Advisory Agreement dated June 24, 2002 between the Registrant and
                Thompson, Siegel & Walmsley, Inc. (now, Thompson, Siegel & Walmsley LLC) is
                incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.
(d)(23)         Amendment and Revised Schedule A dated June 1, 2010 to the Investment Advisory
                Agreement dated June 24, 2002 between the Registrant and Thompson, Siegel &
                Walmsley, Inc. (now, Thompson, Siegel & Walmsley LLC) is incorporated herein by reference to exhibit (d)(21) of Post-Effective Amendment No. 126 to the Registrant's
                Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
                EDGAR Accession No. 0001135428-10-000336 on August 30, 2010.
(d)(24)         Investment Advisory Agreement dated January 29, 2010 between the Registrant and PNC
                Capital Advisors, LLC to be filed by amendment.
(d)(25)         Investment Advisory Agreement dated May 28, 2004 between the Registrant and
                Haverford Investment Management, Inc. is incorporated herein by reference to exhibit
                (d)(30) of Post-Effective Amendment No. 79 to the Registrant's Registration Statement
                on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
                0001135428-05-000093 on February 25, 2005.
(d)(26)         Expense Limitation Agreement dated March 1, 2008 between the Registrant and
                Haverford Investment Management, Inc. is incorporated herein by reference to exhibit
                (d)(23) of Post-Effective Amendment No. 111 to the Registrant's Registration Statement
                on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
                0001135428-09-000276 on July 2, 2009.
(d)(27)         Investment Advisory Agreement dated December 16, 2005 between the Registrant and
                Westwood Management Corp. is incorporated herein by reference to exhibit (d)(28) of
                Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-
                1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-
                000081 on February 28, 2006.
(d)(28)         Schedule A dated December 16, 2005, as last amended February 15, 2011, to the
                Investment Advisory Agreement dated December 16, 2005 between the Registrant and
                Westwood Management Corp. is incorporated herein by reference to exhibit (d)(30) of





                                       3






                Post-Effective Amendment No. 140 to the Registrant's Registration Statement on Form
                N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-
                11-000194 on March 28, 2011.
(d)(29)         Form of Expense Limitation Agreement dated August 12, 2008, as amended and restated
                February 4, 2011, between the Registrant and Westwood Management Corp., relating to each series of the WHG Family of Funds, is incorporated herein by reference to exhibit
                (d)(29) of Post-Effective Amendment No. 133 to the Registrant's Registration Statement
                on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
                0001135428-11-000071 on February 8, 2011.
(d)(30)         Investment Advisory Agreement dated February 27, 2006 between the Registrant and
                Edgewood Management LLC is incorporated herein by reference to exhibit (d)(33) of
                Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-
                1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-
                000007 on January 12, 2007.
(d)(31)         Expense Limitation Agreement dated March 1, 2008 between the Registrant and
                Edgewood Management LLC is incorporated herein by reference to exhibit (d)(28) of
                Post-Effective Amendment No. 124 to the Registrant's Registration Statement on Form
                N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-
                10-000245 on June 30, 2010.
(d)(32)         Investment Advisory Agreement dated September 21, 2009 between the Registrant and
                Pennant Management, Inc. is incorporated herein by reference to exhibit (d)(30) of Post-
                Effective Amendment No. 115 to the Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-
                000594 on November 30, 2009.
(d)(33)         Investment Advisory Agreement dated March 31, 2010 between the Registrant and Sands
                Capital Management, LLC is incorporated herein by reference to exhibit (d)(30) of Post-
                Effective Amendment No. 123 to the Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-
                000173 on April 30, 2010.
(d)(34)         Expense Limitation Agreement dated March 10, 2010 between the Registrant and Sands
                Capital Management, LLC is incorporated herein by reference to exhibit (d)(31) of Post-
                Effective Amendment No. 123 to the Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-
                000173 on April 30, 2010.
(d)(35)         Investment Advisory Agreement dated May 7, 2010 between the Registrant and Aviva
                Investors North America, Inc. is incorporated herein by reference to exhibit (d)(33) of
                Post-Effective Amendment No. 124 to the Registrant's Registration Statement on Form
                N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-
                10-000245 on June 30, 2010.
(d)(36)         Revised Schedule A, as last revised August 11, 2010, to the Investment Advisory
                Agreement dated May 7, 2010 between the Registrant and Aviva Investors North
                America, Inc., is incorporated herein by reference to exhibit (d)(35) of Post-Effective
                Amendment No. 126 to the Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000336 on
                August 30, 2010.
(d)(37)         Form of Expense Limitation Agreement between the Registrant and Aviva Investors
                North America, Inc., with respect to the Aviva Investors High Yield Bond Fund and
                Aviva Investors Core Aggregate Fixed Income Fund, is incorporated herein by reference to exhibit (d)(37) of Post-Effective Amendment No. 126 to the Registrant's Registration
                Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession
                No. 0001135428-10-000336 on August 30, 2010.





                                       4






(d)(38)         Revised Schedule A to the Investment Advisory Agreement dated May 7, 2010 between the Registrant and Aviva Investors North America, Inc., with respect to the Aviva
                Investors Emerging Markets Local Currency Bond Fund, is incorporated herein by reference to exhibit (d)(40) of Post-Effective Amendment No. 145 to the Registrant's
                Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
                EDGAR Accession No. 0001135428-11-000239 on April 19, 2011.
(d)(39)         Form of Expense Limitation Agreement between the Registrant and Aviva Investors
                North America, Inc., with respect to the Aviva Investors Emerging Markets Local
                Currency Bond Fund, is incorporated herein by reference to exhibit (d)(41) of Post-
                Effective Amendment No. 145 to the Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-
                000239 on April 19, 2011.
(d)(40)         Form of Investment Advisory Agreement between the Registrant and AlphaOne
                Investment Services, LLC, relating to the AlphaOne Family of Funds, is incorporated herein by reference to exhibit (d)(42) of Post-Effective Amendment No. 141 to the
                Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                SEC via EDGAR Accession No. 0001135428-11-000199 on March 30, 2011.
(d)(41)         Expense Limitation Agreement between the Registrant and AlphaOne Investment
                Services, LLC, relating to the AlphaOne Family of Funds, is incorporated herein by reference to exhibit (d)(43) of Post-Effective Amendment No. 154 to the Registrant's
                Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
                EDGAR Accession No. 0001135428-11-000353 on June 29, 2011.
(d)(42)         Form of Investment Advisory Agreement between the Trust and Loomis, Sayles &
                Company, L.P., relating to the Loomis Sayles Full Discretion Institutional Securitized
                Fund, is incorporated herein by reference to exhibit (d)(44) of Post-Effective Amendment
                No. 156 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484),
                filed with the SEC via EDGAR Accession No. 0001135428-11-000382 on July 29, 2011.
(e)(1)          Distribution Agreement dated November 14, 1991, as amended and restated August 8,
                1994, between the Registrant and SEI Financial Services Company (now, SEI
                Investments Distribution Co.) is incorporated herein by reference to exhibit (6) of Post-
                Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-96-
                001199 on February 28, 1996.
(e)(2)          Distribution Agreement dated November 14, 1991, as amended and restated November
                12, 2002, between the Registrant and SEI Investments Distribution Co. (formerly, SEI
                Financial Services Company) is incorporated herein by reference to exhibit (e)(4) of Post-
                Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-
                000108 on February 28, 2003.
(e)(3)          Amendment No. 1 effective as of August 30, 2010 to the Distribution Agreement dated
                November 14, 1991, as amended and restated November 12, 2002 between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company), is filed herewith.
(e)(4)          Amended and Restated Sub-Distribution and Servicing Agreement dated November 10,
                1997 between SEI Investments Company and AIG Equity Sales Corporation is
                incorporated herein by reference to exhibit (6)(c) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                SEC via EDGAR Accession No. 0001047469-98-008087 on February 27, 1998.
(e)(5)          Revised Form of Amended Sub-Distribution and Servicing Agreement between the
                Registrant and SEI Investments Distribution Co. is incorporated herein by reference to exhibit (e)(2) of Post-Effective Amendment No. 76 to the Registration Statement of The





                                       5






                Advisors' Inner Circle Fund II (File No. 33-50718), filed with the SEC via EDGAR
                Accession No. 0001135428-08-000222 on May 30, 2008.
(f)             Not Applicable.
(g)(1)          Custodian Agreement dated August 12, 1991 between the Registrant and CoreStates
                Bank N.A. (now, US Bank, National Association) is incorporated herein by reference to exhibit (6) of Post-Effective Amendment No. 28 to the Registrant's Registration
                Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession
                No. 0000950109-97-001691 on February 27, 1997.
(g)(2)          Amendment dated May 21, 2001 to the Custodian Agreement dated August 12, 1991 between the Registrant and First Union National Bank (now, U.S. Bank, National
                Association) is incorporated herein by reference to exhibit (g)(4) of Post-Effective
                Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000175 on
                June 14, 2002.
(g)(3)          Amended Fee Schedule dated February 18, 2004 to the Custodian Agreement dated
                August 12, 1991 between the Registrant and Wachovia Bank, National Association (now
                U.S. Bank, National Association) is incorporated herein by reference to exhibit (g)(7) of
                Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-
                1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-
                000095 on March 1, 2004.
(g)(4)          Amendment and Assignment dated August 8, 2006 to the Custodian Agreement dated
                August 12, 1991 between the Registrant and Wachovia Bank, N.A., (now U.S. Bank,
                National Association) assigning the Custodian Agreement to U.S. Bank, National
                Association is incorporated herein by reference to exhibit (g)(5) of Post-Effective
                Amendment No. 92 to the Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000367 on
                August 28, 2006.
(g)(5)          Amendment dated March 14, 2007 to the Custodian Agreement dated August 12, 1991 between the Registrant and U.S. Bank, National Association is incorporated herein by reference to exhibit (g)(8) of Post-Effective Amendment No. 97 to the Registrant's
                Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
                EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(g)(6)          Custodian Agreement dated June 26, 2001 between the Registrant and Union Bank of
                California, N.A. is incorporated herein by reference to exhibit (g)(3) of Post-Effective
                Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000175 on
                June 14, 2002.
(g)(7)          Custodian Agreement dated November 13, 2007 between the Registrant and Union Bank of California, N.A. to be filed by amendment.
(g)(8)          Custody Agreement dated February 3, 2003 between the Registrant and National City
                Bank is incorporated herein by reference to exhibit (g)(5) of Post-Effective Amendment
                No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484),
                filed with the SEC via EDGAR Accession No. 0001135428-03-000264 on April 30,
                2003.
(g)(9)          Amended Fee Schedule dated February 19, 2003 to the Custody Agreement dated
                February 3, 2003 between the Registrant and National City Bank is incorporated herein by reference to exhibit (g)(6) of Post-Effective Amendment No. 68 to the Registrant's
                Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
                EDGAR Accession No. 0001135428-03-000630 on December 29, 2003.
(g)(10)         Custody Agreement between the Registrant and The Northern Trust Company to be filed by amendment.






                                       6






(h)(1)          Administration Agreement dated November 14, 1991, as amended and restated
                November 12, 2002, between the Registrant and SEI Investments Global Funds Services
                is incorporated herein by reference to exhibit (h)(50) of Post-Effective Amendment No.
                62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000108 on February 28, 2003.
(h)(2)          Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 between the Registrant and SEI Financial Management Corporation (now, SEI
                Investments Global Funds Services) is incorporated herein by reference to exhibit (9)(f)
                of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form
                N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-
                97-001691 on February 27, 1997.
(h)(3)          Transfer Agency and Services Agreement dated October 1, 2000, as amended and restated February 21, 2001, between the Registrant and Forum Shareholder Services,
                LLC (now, Citi Fund Services, LLC) is incorporated herein by reference to exhibit
                (h)(24) of Post-Effective Amendment No. 98 to the Registrant's Registration Statement
                on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
                0001135428-07-000218 on June 15, 2007.
(h)(4)          AML Delegation Amendment dated May 20, 2003 to the Transfer Agency and Services
                Agreement dated October 1, 2000, as amended and restated February 21, 2001, between the Registrant and Forum Shareholder Services, LLC (now, Citi Fund Services, LLC) is
                incorporated herein by reference to exhibit (h)(64) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000630 on December 29, 2003.
(h)(5)          Transfer Agency and Service Agreement dated January 15, 2003 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit
                (h)(62) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement
                on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
                0001135428-03-000495 on August 28, 2003.
(h)(6)          AML Delegation Amendment dated May 20, 2003 to the Transfer Agency and Service
                Agreement dated January 15, 2003 between the Registrant and State Street Bank and
                Trust Company is incorporated herein by reference to exhibit (h)(65) of Post-Effective
                Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000630 on
                December 29, 2003.
(h)(7)          Agency Agreement dated April 1, 2006 between the Registrant and DST Systems, Inc. to be filed by amendment.
(h)(8)          Amendment dated April 1, 2009 to the Agency Agreement dated July 1, 2006 between the Registrant and DST Systems, Inc. to be filed by amendment.
(h)(9)          Transfer Agency Agreement dated May 31, 2007 between the Registrant and UMB Fund
                Services, Inc. is incorporated herein by reference to exhibit (h)(30) of Post-Effective
                Amendment No. 99 to the Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000376 on
                August 28, 2007.
(h)(10)         Shareholder Services Plan, relating to the Investor Class Shares of the Cambiar Funds, is
                incorporated herein by reference to exhibit (m)(6) of Post-Effective Amendment No. 71 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000154 on April 16, 2004.
(h)(11)         Revised Exhibit A to the Shareholder Services Plan, relating to Investor Class Shares of the Cambiar Funds, is incorporated herein by reference to exhibit (h)(13) of Post-
                Effective Amendment No. 151 to the Registrant's Registration Statement on Form N-1A






                                       7






                (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-
                000300 on May 31, 2011.
(h)(12)         Shareholder Services Plan, relating to the Retail Class Shares of the Edgewood Growth
                Fund, is incorporated herein by reference to exhibit (h)(42) of Post-Effective Amendment
                No. 89 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484),
                filed with the SEC via EDGAR Accession No. 0001135428-06-000148 on April 14,
                2006.
(h)(13)         Shareholder Services Plan, relating to Institutional Shares of the WHG Funds, is incorporated herein by reference to exhibit (h)(36) of Post-Effective Amendment No. 100 to the Registrants Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15, 2007.
(h)(14)         Exhibit A to the Shareholder Services Plan, relating to the Institutional Shares of the
                WHG Funds, is incorporated herein by reference to exhibit (h)(14) of Post-Effective
                Amendment No. 140 to the Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000194 on
                March 28, 2011.
(h)(15)         Shareholder Services Plan, relating to the Investor Class Shares of the Sands Capital
                Global Growth Fund, is incorporated herein by reference to exhibit (h)(30) of Post-
                Effective Amendment No. 120 to the Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the SEC on March 1, 2010.
(h)(16)         Shareholder Services Plan, relating to the R Class Shares of the AlphaOne Funds, is incorporated herein by reference to exhibit (h)(17) of Post-Effective Amendment No. 141 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000199 on March 30, 2011.
(i)             Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, relating to Shares of the Cambiar Global Select Fund, to be filed by amendment.
(j)             Not Applicable.
(k)             Not Applicable.
(l)             Not Applicable.
(m)(1)          Distribution Plan dated August 8, 1994, as amended August 14, 2000, is incorporated herein by reference to exhibit (m) of Post-Effective Amendment No. 41 to the
                Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                SEC via EDGAR Accession No. 0000950109-00-004829 on December 13, 2000.
(m)(2)          Schedule A, as last amended March 24, 2011, to the Distribution Plan dated August 8,
                1994, as amended August 14, 2000, is incorporated herein by reference to exhibit (m)(2)
                of Post-Effective Amendment No. 145 to the Registrant's Registration Statement on
                Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
                0001135428-11-000239 on April 19, 2011.
(m)(3)          Distribution Plan dated September 17, 2002 and Schedule A dated September 17, 2002, as amended, relating to Investor Shares of the Rice Hall James Mid Cap Portfolio, is
                incorporated herein by reference to exhibit (m)(6) of Post-Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000242 on June 1, 2004.
(m)(4)          Amended Schedule A dated November 13, 2007 to the Distribution Plan dated September
                17, 2002, relating to Investor Shares of the Rice Hall James Mid Cap Portfolio, is
                incorporated herein by reference to exhibit (m)(4) of Post-Effective Amendment No. 111 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000276 on July 2, 2009.
(n)(1)          Registrant's Amended and Restated Rule 18f-3 Plan dated February 21, 2007 (including
                Schedules and Certificates of Class Designation thereto) is incorporated herein by reference to exhibit (n) of Post-Effective Amendment No. 127 to the Registrant's





                                       8






                Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
                EDGAR Accession No. 0001135428-10-000392 on September 3, 2010.
(n)(2)          Revised Schedule F to the Registrant's Amended and Restated Rule 18f-3 Plan dated
                February 21, 2007, relating to the WHG Family of Funds, is incorporated herein by reference to exhibit (n)(2) of Post-Effective Amendment No. 140 to the Registrant's
                Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
                EDGAR Accession No. 0001135428-11-000194 on March 28, 2011.
(n)(3)          Revised Schedule G and Certificates of Class Designation to the Registrant's Amended
                and Restated Rule 18f-3 Multiple Class Plan dated February 21, 2007, relating to the
                Aviva Investors Family of Funds, is incorporated herein by reference to exhibit (n)(3) of
                Post-Effective Amendment No. 145 to the Registrant's Registration Statement on Form
                N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-
                11-000239 on April 19, 2011.
(n)(4)          Schedule I and Certificates of Class Designation to the Registrant's Amended and
                Restated Rule 18f-3 Multiple Class Plan dated February 21, 2007, relating to the
                AlphaOne Family of Funds, is incorporated herein by reference to exhibit (n)(4) of Post-
                Effective Amendment No. 141 to the Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-
                000199 on March 30, 2011.
(n)(5)          Revised Schedule C to the Registrant's Amended and Restated Rule 18f-3 Plan dated
                February 21, 2007, relating to the Cambiar Funds, is incorporated herein by reference to exhibit (n)(5) of Post-Effective Amendment No. 151 to the Registrant's Registration
                Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession
                No. 0001135428-11-000300 on May 31, 2011.
(o)             Not Applicable.
(p)(1)          Registrant's Code of Ethics dated November 2007 is incorporated herein by reference to exhibit (h)(36) of Post-Effective Amendment No. 100 to the Registrant's Registration
                Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession
                No. 0001135428-07-000518 on November 15, 2007.
(p)(2)          HGK Asset Management, Inc. Revised Code of Ethics dated October 23, 2009 is incorporated herein by reference to exhibit (h)(30) of Post-Effective Amendment No. 120 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2010.
(p)(3)          LSV Asset Management Revised Code of Ethics dated January 19, 2007 is incorporated herein by reference to exhibit (p)(3) of Post-Effective Amendment No. 97 to the
                Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(4)          Analytic Investors, LLC Revised Code of Ethics dated September 30, 2005 is incorporated herein by reference to exhibit (p)(6) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(5)          Cambiar Investors, LLC Revised Code of Ethics dated April 2008 is incorporated herein by reference to exhibit (p)(6) of Post-Effective Amendment No. 107 to the Registrant's
                Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
                EDGAR Accession No. 0001135428-08-000342 on August 28, 2008.
(p)(6)          Investment Counselors of Maryland, LLC Revised Code of Ethics dated March 13, 2007 is incorporated herein by reference to exhibit (p)(8) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(7)          C.S. McKee, LLP Revised Code of Ethics dated February 1, 2007 is incorporated herein by reference to exhibit (p)(9) of Post-Effective Amendment No. 97 to the Registrant's





                                       9






                Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
                EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(8)          Thompson, Siegel & Walmsley, LLC Revised Code of Ethics to be filed by amendment.
(p)(9)          First Manhattan Co. Revised Code of Ethics dated December 2006 is incorporated herein by reference to exhibit (p)(11) of Post-Effective Amendment No. 97 to the Registrant's
                Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
                EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(10)         Haverford Investment Management, Inc. Revised Code of Ethics dated June 2006 is incorporated herein by reference to exhibit (p)(12) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(11)         AIG Asset Management (U.S.), LLC Revised Code of Ethics dated September 13, 2007 is incorporated herein by reference to exhibit (p)(12) of Post-Effective Amendment No.
                100 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15,
                2007.
(p)(12)         Rice Hall James & Associates, LLC Revised Code of Ethics is incorporated herein by reference to exhibit (p)(12) of Post-Effective Amendment No. 126 to the Registrant's
                Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
                EDGAR Accession No. 0001135428-10-000336 on August 30, 2010.
(p)(13)         Acadian Asset Management, LLC Revised Code of Ethics is incorporated herein by reference to exhibit (p)(13) of Post-Effective Amendment No. 126 to the Registrant's
                Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
                EDGAR Accession No. 0001135428-10-000336 on August 30, 2010.
(p)(14)         Westwood Management Corp. Revised Code of Ethics dated March 1, 2006 is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 96 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000065 on February 28, 2007.
(p)(15)         Edgewood Management LLC Revised Code of Ethics dated March 14, 2011 is filed herewith.
(p)(16)         PNC Capital Advisors, LLC Code of Ethics dated October 8, 2009 is incorporated herein by reference to exhibit (h)(30) of Post-Effective Amendment No. 120 to the Registrant's
                Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March
                1, 2010.
(p)(17)         Pennant Management, Inc. Code of Ethics is incorporated herein by reference to exhibit
                (p)(19) of Post-Effective Amendment No. 112 to the Registrant's Registration Statement
                on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
                0001135428-09-000365 on August 21, 2009.
(p)(18)         Sands Capital Management, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 117 to the Registrant's Registration
                Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession
                No. 0001135428-10-000009 on January 15, 2010.
(p)(19)         Aviva Investors North America, Inc. Code of Ethics, as approved by the Board of
                Trustees on November 10, 2011, is filed herewith.
(p)(20)         AlphaOne Investment Services, LLC Code of Ethics dated May 1, 2011, is filed herewith.
(p)(21)         SEI Investments Distribution Co. Code of Ethics dated January 12, 2009 is incorporated herein by reference to exhibit (p)(18) of Post-Effective Amendment No. 116 to the
                Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                SEC via EDGAR Accession No. 0001135428-09-000641 on December 18, 2009.
(p)(22)         Loomis, Sayles & Company L.P. Code of Ethics to be filed by amendment.





                                       10




(q)            Powers of Attorney dated February 2011 for Ms. Betty L. Krikorian and
               Messrs. Robert A. Nesher, Michael Lawson, William M. Doran, John K.
               Darr, George J. Sullivan, Jr., Charles E. Carlbom, James M. Storey,
               Philip T. Masterson and Mitchell A. Johnson are incorporated herein by reference to exhibit (q) of Post-Effective Amendment No. 145 to the
               Registrant's Registration Statement on Form N-1A (File No. 33-42484),
               filed with the SEC via EDGAR Accession No. 0001135428-11-000239 on
               April 19, 2011.


ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

Not Applicable.

ITEM 30. INDEMNIFICATION:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS:

The following lists any other business, profession, vocation or employment of a substantial nature in which each investment adviser, and each director, officer or partner of that investment adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee. Unless noted below, none of the investment advisers, and/or director, officer or partner of each investment adviser, is or has been engaged within the last two fiscal years in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

ACADIAN ASSET MANAGEMENT LLC
Acadian Asset Management LLC ("Acadian") serves as the investment adviser to the Acadian Emerging Markets Portfolio and Acadian Emerging Markets Debt Fund. The principal address of Acadian is One Post Office Square, 20th Floor, Boston, Massachusetts 02109. Acadian is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.

------------------------------------------------------------------------------------------
NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY            OTHER COMPANY
------------------------------------------------------------------------------------------
Gary Bergstrom, Chairman,      Acadian Asset Management
Member of Board of             (Singapore) Pte Ltd              Director, asset management
Managers
------------------------------------------------------------------------------------------
John Chisholm, Executive       Acadian Asset Management
Vice President, CIO, Member    (UK) Ltd                         Director, asset management
of Board of Managers
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY            OTHER COMPANY
------------------------------------------------------------------------------------------
Churchill Franklin, Executive  Acadian Asset Management
Vice President, Member of      (UK) Ltd                         Director, asset management
Board of Managers              Acadian Asset Management
                               (Australia) Ltd                  Director, asset management
                               -----------------------------------------------------------
                               Acadian Cayman Limited G.P.      Director, asset management
------------------------------------------------------------------------------------------
Ronald Frashure, Chief         Acadian Asset Management
Executive Officer, President,  (Singapore) Pte Ltd              Director, asset management
Member of Board of             -----------------------------------------------------------
Managers
                               Acadian Cayman Limited G.P.      Director, asset management
------------------------------------------------------------------------------------------
Mark Minichiello, Senior
Vice President, Chief          Acadian Asset Management
Financial Officer, Treasurer,  (UK) Ltd                         Director, asset management
Secretary, Member of Board
of Managers
------------------------------------------------------------------------------------------
Raymond Mui, Senior Vice
President, Member of Board     Acadian Cayman Limited G.P.      Director, asset management
of Managers
------------------------------------------------------------------------------------------
Ross Dowd, Senior Vice         Acadian Asset Management         Director, asset management
President, Head of Client      (UK) Ltd
Service, Member of Board of    Acadian Cayman Limited G.P.      Director, asset management
Managers
------------------------------------------------------------------------------------------
Linda Gibson, Member of        Director, Executive Vice         Linda Gibson, Member of Board of
Board of Managers              President and Chief Operating    Managers
                               Officer and acting CEO - Old
                               Mutual (US) Holdings Inc. (a
                               holding company);
                               Larch Lane Advisors, LLC (an
                               investment advisor);
                               2100 Xenon Group LLC (an
                               investment advisor);
                               Acadian Asset Management LLC
                               (an investment advisor);
                               300 North Capital, LLC (f/k/a
                               Provident Investment Counsel,
                               Inc.) (an investment advisor);
                               Barrow, Hanley, Mewhinney &
                               Strauss, LLC (an investment
                               advisor);
                               Dwight Asset Management
                               Company LLC (an investment
                               advisor;
                               Investment Counselors of
                               Maryland, LLC (an investment
                               advisor)
                               Lincluden Management Limited
                               (an investment advisor)
                               Old Mutual Asset Management
                               International , Ltd. (an
                               investment advisor)
                               Old Mutual Asset Managers
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY            OTHER COMPANY
------------------------------------------------------------------------------------------
                               (UK) Ltd. (an investment
                               advisor);
                               Copper Rock Capital Partners,
                               LLC (an investment advisor);
                               Old Mutual Capital, Inc. (an
                               investment advisor);
                               Ashfield Capital Partners, LLC
                               (an investment advisor);
                               Old Mutual Asset Management
                               Trust Company (a trust
                               company)
                               Old Mutual Fund Managers
                               Limited (a fund manager)
------------------------------------------------------------------------------------------
Matthew Berger, Member of      Chief Financial Officer, Senior
Board of Managers              Vice President and Director Old
                               Mutual (US) Holdings Inc. (a
                               holding company);                Affiliated Directorships
                               Acadian Asset Management LLC
                               (investment advisor)
------------------------------------------------------------------------------------------
Stephen Clarke, Member of      Senior Vice President,
Board of Managers              Relationship Manager - Old
                               Mutual (US) Holdings Inc. (a
                               holding company); Acadian
                               Asset Management LLC (an
                               investment advisor);             Affiliated Directorships
                               Lincluden Management Limited
                               (an investment advisor)
                               300 North Capital, LLC (an
                               investment advisor)
                               Larch Lane Advisors LLC (an
                               investment advisor)
------------------------------------------------------------------------------------------
James Mikolaichik, Member      Executive Vice President, Head
of Board of Managers           of Strategy, Product and
                               Corporate Development - Old
                               Mutual (US) Holdings Inc. (a
                               holding company); Acadian
                               Asset Management LLC (an
                               investment advisor);
                               2100 Xenon Group LLC (an
                               investment advisor)
                               Old Mutual Capital, Inc. (an
                               investment advisor)              Affiliated Directorships
------------------------------------------------------------------------------------------
Matthew Appelstein, Member     Executive Vice President, Head
of Board of Managers           of Sales and Marketing - Old
                               Mutual (US) Holdings Inc. (a     Affiliated Directorships
                               holding company);
                               Acadian Asset Management LLC
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY            OTHER COMPANY
------------------------------------------------------------------------------------------
                               (an investment advisor);
                               Old Mutual Investment Partners;
                               Old Mutual Global Funds, plc;
                               Old Mutual Absolute Return
                               Funds; Old Mutual Emerging
                               Managers Funds;
                               TS&W/Claymore Tax-
                               Advantaged Balanced Fund;
                               Old Mutual Capital Inc.
------------------------------------------------------------------------------------------

AIG ASSET MANAGEMENT (U.S.), LLC
AIG Asset Management (U.S.), LLC ("AMG") serves as the investment adviser for the AIG Money Market Fund. The principal address of AMG is 80 Pine Street, New York, New York 10005. AMG is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.

For the fiscal years ended October 31, 2009 and 2010, none of the directors, officers or partners of AMG is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

ALPHAONE INVESTMENT SERVICES, LLC
AlphaOne Investment Services, LLC ("AlphaOne") serves as the investment adviser for the AlphaOne Small Cap Growth Fund, AlphaOne Micro Cap Equity Fund and AlphaOne U.S. Equity Long Short Fund. The principal address of AlphaOne is One Tower Bridge, 100 Front Street, Suite 1250, West Conshohocken, PA 19428. AlphaOne is an investment adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment.]

NAME AND POSITION                                          CONNECTION WITH
WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY        OTHER COMPANY
--------------------------------------------------------------------------------

                            ----------------------------------------------------

--------------------------------------------------------------------------------

ANALYTIC INVESTORS, LLC
Analytic Investors, LLC ("Analytic") serves as the investment adviser to the Analytic Short Term Income Fund. The principal address of Analytic is 555 West Fifth Street, 50th Floor, Los Angeles, CA 90013. Analytic is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended December 31, 2009 and 2010.

----------------------------------------------------------------------------------------------------
NAME AND POSITION                                                 CONNECTION WITH
WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY              OTHER COMPANY
----------------------------------------------------------------------------------------------------
Dr. Roger Glen Clarke,         Ensign Peak Advisors               President (September 1997 --
Chairman                                                          present)
                               ---------------------------------------------------------------------
                               Bonneville Holding Corporation     Director (January 2000 -- present)
                               ---------------------------------------------------------------------
                               Deseret Trust Company              Director (September 1996 --
                                                                  present)
                               ---------------------------------------------------------------------
                               Deseret Mutual Benefit             Director (March 2006 -- present)
                               Administrators
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
NAME AND POSITION                                                 CONNECTION WITH
WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY              OTHER COMPANY
----------------------------------------------------------------------------------------------------
Harindra de Silva,             Analytic Total Return Volatility   Director (April 2010 -- present)
Director and President         Fund, Ltd.
----------------------------------------------------------------------------------------------------
Marie Nastasi Arlt,            Analytic Total Return Volatility   Director (April 2010 -- present)
Director, Treasurer, Vice      Fund, Ltd.
President, Chief Operating
Officer and Corporate
Secretary
----------------------------------------------------------------------------------------------------
Linda Tilton Gibson,           Old Mutual US Holdings, Inc.       Chief Operating Officer (October
Director                                                          2008 -- present)
                                                                  Executive Vice President
                                                                  (September 2004-present)
                                                                  Director (November 2009-
                                                                  present)
----------------------------------------------------------------------------------------------------
Stephen Williamson             Old Mutual US Holdings, Inc.       Senior Vice President (June 1997
Clarke                                                            -- present)
Director
----------------------------------------------------------------------------------------------------

AVIVA INVESTORS NORTH AMERICA, INC.
Aviva Investors North America, Inc. ("Aviva") serves as the investment adviser to the Aviva Investors High Yield Bond Fund, Aviva Investors Core Aggregate Fixed Income Fund and Aviva Investors Emerging Markets Local Currency Bond Fund. The principal address of Aviva is 699 Walnut Street, Suite 1700, Des Moines, Iowa 50309. Aviva is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is provided as of December 31, 2010.

As of December 31, 2009 and 2010, none of the directors, officers or partners of Aviva is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

CAMBIAR INVESTORS LLC
Cambiar Investors LLC ("Cambiar") serves as the investment adviser to the Cambiar Opportunity Fund, the Cambiar International Equity Fund, the Cambiar Small Cap Fund, the Cambiar Aggressive Value Fund and the Cambiar Smid 30 Fund. The principal address of Cambiar is 2401 East Second Street, Suite 400, Denver, Colorado 80206. Cambiar is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended April 30, 2010 and 2011.

For the fiscal years ended April 30, 2010 and 2011, none of the directors, officers or partners of Cambiar is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

C.S. MCKEE, L.P.
C.S. McKee, L.P. ("C.S. McKee") serves as the investment adviser to the McKee International Equity Portfolio. The principal address of C.S. McKee is One Gateway Center, Pittsburgh, Pennsylvania 15222. C.S. McKee is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.

--------------------------------------------------------------------------------
   NAME AND POSITION                                       CONNECTION WITH
WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY        OTHER COMPANY
--------------------------------------------------------------------------------
Gregory M. Melvin             Dartmouth Capital, Inc.         President
Chief Investment Officer
--------------------------------------------------------------------------------

EDGEWOOD MANAGEMENT LLC
Edgewood Management LLC ("Edgewood") serves as the investment adviser to the Edgewood Growth Fund. The principal address of Edgewood is 350 Park Avenue, 18th Floor, New York, New York 10022-6057. Edgewood is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.

--------------------------------------------------------------------------------
  NAME AND POSITION                                            CONNECTION WITH
WITH INVESTMENT ADVISER            NAME OF OTHER COMPANY        OTHER COMPANY
--------------------------------------------------------------------------------
Alan Whitman Breed, President,   EMC Tidemark Partners LLC     Managing Member
& Managing Member of the
Board of Managers
--------------------------------------------------------------------------------
Donna Marie Colon, Secretary &   EMC Tidemark Partners, LLC       Member
Member of the Board of
Managers
--------------------------------------------------------------------------------

FIRST MANHATTAN CO.
First Manhattan Co. ("FMC") serves as the investment adviser for the FMC Select Fund and FMC Strategic Value Fund. The principal address of FMC is 437 Madison Avenue, New York, New York 10022. FMC is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.

-------------------------------------------------------------------------------------------
NAME AND POSITION                                                    CONNECTION WITH
WITH INVESTMENT ADVISER             NAME OF OTHER COMPANY             OTHER COMPANY
-------------------------------------------------------------------------------------------
David Sanford Gottesman,          Berkshire Hathaway, Inc.       Member, Board of Directors
Senior Managing Director     --------------------------------------------------------------
                                 American Museum of Natural              Trustee
                                          History
                             --------------------------------------------------------------
                                    Mount Sinai Center                   Trustee
                             --------------------------------------------------------------
                                    Yeshiva University                   Trustee
-------------------------------------------------------------------------------------------
Daniel Rosenbloom, Senior          NYU Medical Center                    Trustee
Managing Director            --------------------------------------------------------------
                             National Foundation for Facial             Trustee
                                     Reconstruction
-------------------------------------------------------------------------------------------
Charles M. Rosenthal, Senior        Brown University                Trustee Emeritus
Managing Director            --------------------------------------------------------------
                              Marine Biological Laboratory               Trustee
-------------------------------------------------------------------------------------------
Arthur Joel Stainman, Senior      Ark Restaurants Corp.       Member, Board of Directors
Managing Director                   Rider University                     Trustee
-------------------------------------------------------------------------------------------
Robert W. Gottesman, Chief         Gruss Foundation                      Trustee
Executive Officer and Senior
Managing Director
-------------------------------------------------------------------------------------------
William F. Guardenier,        John Hart Hunter Foundation                Trustee
Senior Managing Director     --------------------------------------------------------------
                                   New Hampton School                    Trustee
-------------------------------------------------------------------------------------------

HAVERFORD FINANCIAL SERVICES, INC.
Haverford Financial Services, Inc. ("Haverford") serves as the investment adviser for the Haverford Quality Growth Stock Fund. The principal address of Haverford is Three Radnor Corporate Center, Suite 450, Radnor, Pennsylvania 19087-4546. Haverford is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.

-----------------------------------------------------------------------------------------
    NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY               OTHER COMPANY
-----------------------------------------------------------------------------------------
George W. Connell             The Haverford Trust Company        Vice Chairman & Owner
Vice Chairman & Owner       Haverford Trust Securities, Inc.     Vice Chairman & Owner
                              Drexel Morgan & Company, LLC          CEO & President
-----------------------------------------------------------------------------------------
Joseph J. McLaughlin          The Haverford Trust Company           Chairman & CEO
Chairman, CEO & President   Haverford Trust Securities, Inc.   Registered Representative
-----------------------------------------------------------------------------------------
Binney H. C. Wietlisbach      The Haverford Trust Company              President
Executive Vice President    Haverford Trust Securities, Inc.        CEO & President
-----------------------------------------------------------------------------------------
Henry B. Smith                The Haverford Trust Company         Vice President & CIO
Vice President and CIO      Haverford Trust Securities, Inc.    Registered Representative
-----------------------------------------------------------------------------------------
David Brune                   The Haverford Trust Company            Vice President
Vice President              Haverford Trust Securities, Inc.    Registered Representative
-----------------------------------------------------------------------------------------
John H. Donaldson             The Haverford Trust Company            Vice President
Vice President
-----------------------------------------------------------------------------------------
Timothy A. Hoyle              The Haverford Trust Company            Vice President
Vice President              Haverford Trust Securities, Inc.    Registered Representative
-----------------------------------------------------------------------------------------
Jeffrey M. Bagley             The Haverford Trust Company            Vice President
Vice President
-----------------------------------------------------------------------------------------
MarieElena V. Ness            The Haverford Trust Company       Chief Compliance Officer
Chief Compliance Officer    Haverford Trust Securities, Inc.    Chief Compliance Officer
                                 Drexel Morgan & Co.            Chief Compliance Officer
                            Regulatory Compliance Assistance,         Sole Member
                                          LLC
-----------------------------------------------------------------------------------------

HGK ASSET MANAGEMENT, INC.
HGK Asset Management, Inc. ("HGK") serves as the investment adviser for the HGK Equity Value Fund. The principal address of HGK is Newport Tower, 525 Washington Boulevard, Suite 2000, Jersey City, New Jersey 07310. HGK is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.

For the fiscal years ended October 30, 2009 and 2010, none of the directors, officers or partners of HGK is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

INVESTMENT COUNSELORS OF MARYLAND, LLC
Investment Counselors of Maryland, LLC ("ICM") serves as the investment adviser to the ICM Small Company Portfolio. The principal address of ICM is 803 Cathedral Street, Baltimore, Maryland 21201. ICM is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.

For the fiscal years ended October 30, 2009 and 2010, none of the directors, officers or partners of ICM is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

LOOMIS, SAYLES & COMPANY, L.P.
Loomis, Sayles & Company, L.P. ("Loomis Sayles") serves as the investment adviser to the Loomis Sayles Full Discretion Institutional Securitized Fund. The address of Loomis Sayles is One Financial Center, Boston, Massachusetts 02111. Loomis Sayles is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is provided as of [date]. [To be updated by amendment]

--------------------------------------------------------------------------------
    NAME AND POSITION                                      CONNECTION WITH
WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY        OTHER COMPANY
--------------------------------------------------------------------------------

                          ------------------------------------------------------

--------------------------------------------------------------------------------

LSV ASSET MANAGEMENT
LSV Asset Management ("LSV") serves as the investment adviser to the LSV Value Equity Fund, the LSV Conservative Core Equity Fund and the LSV Conservative Value Equity Fund. The address of LSV is 155 North Wacker Drive, Chicago, Illinois 60606. LSV is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.

For the fiscal years ended October 31, 2009 and 2010, none of the directors, officers or partners of LSV is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

PENNANT MANAGEMENT, INC.
Pennant Management, Inc. ("Pennant") serves as the investment adviser to the USFS Funds Limited Duration Government Fund and USFS Funds Tactical Asset Allocation Fund. The address of Pennant is 11270 West Park Place, Suite 1025, Milwaukee, Wisconsin 53224. Pennant is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended December 31, 2009 and 2010.

---------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER          NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
---------------------------------------------------------------------------------------
Mark A. Elste                                         Senior Executive Vice President,
President, CEO and CIO     U.S. Fiduciary Services        Treasurer and Director
                         --------------------------------------------------------------
                           GreatBanc Trust Company               Director
                         --------------------------------------------------------------
                             Salem Trust Company                 Director
                         --------------------------------------------------------------
                         USF Affiliate Services, Inc.            Director
                         --------------------------------------------------------------
                                Waretech, Inc.                   Director
---------------------------------------------------------------------------------------
Lauren E. McAfee           U.S. Fiduciary Services               Secretary
Chief Compliance Officer   ------------------------------------------------------------
and Secretary              GreatBanc Trust Company               Secretary
                         --------------------------------------------------------------
                             Salem Trust Company                 Secretary
                         --------------------------------------------------------------
                                                         Legal and Compliance Officer,
                         USF Affiliate Services, Inc.            Secretary
                         --------------------------------------------------------------
                                Waretech, Inc.                   Secretary
---------------------------------------------------------------------------------------
James E. Habanek                                           Senior Vice President
Senior Vice President    The Ziegler Companies, Inc.       and Portfolio Manager
---------------------------------------------------------------------------------------
Pam C. Dix                                                 Senior Vice President
Vice President                    M&I Bank                 and Portfolio Manager
---------------------------------------------------------------------------------------
Scott R Harding               Amcore Bank, NA             Vice President & Manager
SVP
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER          NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
---------------------------------------------------------------------------------------
Michael Welgat             U.S. Fiduciary Services       CEO, President, Director
Director                   GreatBanc Trust Company               Director
                             Salem Trust Company                 Director
                         USF Affiliate Services, Inc.            Director
                               Waretech, Inc.                    Director
---------------------------------------------------------------------------------------
Todd C. Johnson            U.S. Fiduciary Services               Director
Director                      Todd C. Johnson                      CPA
                               Affinity, Inc.                    Director
                               DigiTenna, Inc.                   Director
                                 Jaws, Inc.                 Director & Officer
                             PB Properties, LLC              Managing Partner
                           ALJ Family Partnership            General Partner
                            Carl & Irma Swenson            Director & Officer
                                 Foundation                Director & Officer
                              RAJ Ministries               Director / Officer
                             New Beginnings Are
                                  Possible
---------------------------------------------------------------------------------------

PNC CAPITAL ADVISORS, LLC
PNC Capital Advisors, LLC ("PNC Capital") serves as adviser to the UA S&P 500 Fund. PNC Capital was formed as a result of the merger of Allegiant Asset Management Company, the former investment adviser to the UA S&P 500 Fund, with its affiliate, PNC Capital Advisors, Inc. PNC Capital is a Delaware limited liability company and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly-held bank holding company, and is registered as an investment adviser under the Investment Advisers Act of 1940. Effective January 1, 2009, Allegiant Asset Management Company became an indirect wholly owned subsidiary of PNC. Prior to such date, Allegiant Asset Management Company was an indirect wholly owned subsidiary of National City Corporation. PNC Capital also provides investment advisory to other institutions and individuals and provides investment advisory and administrative services to other investment companies. The information required by this Item 31 with respect to each director and officer of PNC Capital is incorporated herein by reference to Form ADV and Schedules A and B filed by PNC Capital with the SEC.

RICE HALL JAMES & ASSOCIATES, LLC
Rice Hall James & Associates, LLC ("Rice Hall") serves as the investment adviser to the Rice Hall James Micro Cap Portfolio, Rice Hall James Mid Cap Portfolio and Rice Hall James Small Cap Portfolio. The principal address of Rice Hall is 600 West Broadway, Suite 1000, San Diego, California 92101-3383. Rice Hall is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.

For the fiscal years ended October 31, 2009 and 2010, none of the directors, officers or partners of Rice Hall is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

SANDS CAPITAL MANAGEMENT, LLC
Sands Capital Management, LLC ("Sands") serves as the investment adviser to the Sands Capital Global Growth Fund. The principal address of Sands is 1101 Wilson Boulevard, Suite 2300, Arlington, VA 22209. Sands is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is provided as of October 31, 2009 and October 31, 2010.

For the fiscal years ended October 31, 2009 and 2010, none of the directors, officers or partners of Sands is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

THOMPSON, SIEGEL & WALMSLEY LLC
Thompson, Siegel & Walmsley LLC ("TS&W") serves as the investment adviser to the TS&W Equity Portfolio, and TS&W Fixed Income Portfolio. The principal address of TS&W is 6806 Paragon Place, Suite 300, P.O. Box 6883, Richmond, Virginia 23230. TS&W is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.

For the fiscal years ended October 31, 2009 and 2010, none of the directors, officers or partners of TS&W is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

WESTWOOD MANAGEMENT CORP.
Westwood Management Corp. ("Westwood") serves as the investment adviser for the WHG Income Opportunity Fund, WHG SMidCap Fund, WHG SMidCap Plus Fund, WHG LargeCap Value Fund, WHG SmallCap Value Fund, WHG Dividend Growth Fund, and WHG Balanced Fund. The principal address of Westwood is 200 Crescent Court, Suite 1200, Dallas, Texas 75201. Westwood is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2009 and 2010.

-----------------------------------------------------------------------------------------------
NAME AND POSITION                                                       CONNECTION WITH
WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY               OTHER COMPANY
-----------------------------------------------------------------------------------------------
Susan Byrne                     Westwood Holdings Group, Inc.*    Chief Investment Officer and
Chief Investment Officer and             (NYSE: WHG)                 Chairman of the Board
Chairman of the Board
-----------------------------------------------------------------------------------------------
Brian Casey                    Westwood Holdings Group, Inc.*      President and Chief Executive
President and Chief Executive            (NYSE: WHG)                    Officer and Director
Officer and Director          ------------------------------ -----------------------------
                                      Westwood Trust**               President and Director
-----------------------------------------------------------------------------------------------
William R. Hardcastle          Westwood Holdings Group, Inc.*       Chief Financial Officer
Chief Financial Officer                   (NYSE: WHG)
-----------------------------------------------------------------------------------------------
Sylvia L. Fry                  Westwood Holdings Group, Inc.* Chief    Compliance Officer
Chief Compliance Officer                  (NYSE: WHG)
                              ------------------------------ -----------------------------
                                       Westwood Trust**              Chief Compliance Officer
-----------------------------------------------------------------------------------------------

* Westwood Management Corp. and Westwood Trust are wholly owned subsidiaries of Westwood Holdings Group, Inc., a publicly traded company on the NYSE (NYSE: WHG).

** Westwood Trust provides trust and custodial services and participation in common trust funds that it sponsors to institutions and high net worth individuals.

ITEM 32. PRINCIPAL UNDERWRITERS:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co.
    (the "Distributor"), acts as distributor for:

    SEI Daily Income Trust                                      July 15, 1982
    SEI Liquid Asset Trust                                      November 29, 1982
    SEI Tax Exempt Trust                                        December 3, 1982
    SEI Institutional Managed Trust                             January 22, 1987
    SEI Institutional International Trust                       August 30, 1988
    The Advisors' Inner Circle Fund                             November 14, 1991
    The Advisors' Inner Circle Fund II                          January 28, 1993
    Bishop Street Funds                                         January 27, 1995
    SEI Asset Allocation Trust                                  April 1, 1996
    SEI Institutional Investments Trust                         June 14, 1996
    CNI Charter Funds                                           April 1, 1999
    iShares Inc.                                                January 28, 2000
    iShares Trust                                               April 25, 2000
    Optique Funds, Inc. (f/k/a JohnsonFamily Funds, Inc.)       November 1, 2000
    Causeway Capital Management Trust                           September 20, 2001
    BlackRock Funds III (f/k/a Barclays Global Investors Funds) March 31, 2003
    SEI Opportunity Fund, LP                                    October 1, 2003
    The Arbitrage Funds                                         May 17, 2005
    ProShares Trust                                             November 14, 2005
    Community Reinvestment Act Qualified Investment Fund        January 8, 2007
    SEI Alpha Strategy Portfolios, LP                           June 29, 2007
    TD Asset Management USA Funds                               July 25, 2007
    SEI Structured Credit Fund, LP                              July 31, 2007
    Wilshire Mutual Funds, Inc.                                 July 12, 2008
    Wilshire Variable Insurance Trust                           July 12, 2008
    Global X Funds                                              October 24, 2008
    ProShares Trust II                                          November 17, 2008
    FaithShares Trust                                           August 7, 2009
    Schwab Strategic Trust                                      October 12, 2009
    RiverPark Funds                                             September 8, 2010

    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                             Position and Office                      Positions and Offices
    Name                     with Underwriter                         with Registrant
-------------------------------------------------------------------------------------------
    William M. Doran         Director                                          --
    Edward D. Loughlin       Director                                          --







                             21






        Wayne M. Withrow    Director                                           --
        Kevin P. Barr       President & Chief Executive Officer                --
        Maxine J. Chou      Chief Financial Officer, Chief Operations
                            Officer & Treasurer                                --
        Karen E. LaTourette Chief Compliance Officer, Anti-Money
                            Laundering Officer & Assistant Secretary           --
        John C. Munch       General Counsel & Secretary                        --
        Mark J. Held        Senior Vice President                              --
        Lori L. White       Vice President & Assistant Secretary               --
        John P. Coary       Vice President & Assistant Secretary               --
        John J. Cronin      Vice President                                     --
        Robert M. Silvestri Vice President                                     --


ITEM 33. LOCATION OF ACCOUNTS AND RECORDS:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)     With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
       (8); (12); and 31a-1 (d), the required books and records are maintained at the offices of Registrant's custodians:

        U.S. Bank, National Association         Union Bank of California, N.A.
        800 Nicollett Mall                      475 Sansome Street
        Minneapolis, Minnesota 55402-4302       15(th) Floor
                                                San Francisco, California 94111

        National City Bank                      The Northern Trust Company
        National City Center                    50 LaSalle Street
        1900 East Ninth Street                  Chicago, Illinois 60675
        Cleveland, Ohio 44114

(b)/(c) With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and (D); (4);
        (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

        SEI Investments Global Funds Services
        One Freedom Valley Drive
        Oaks, Pennsylvania 19456

(c) With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1 (f), the required books and records are maintained at the offices of the Registrant's investment advisers:

                 Acadian Asset Management LLC
                 One Post Office Square, 8th Floor
                 Boston, Massachusetts 02109

                 AIG Asset Management (U.S.), LLC
                 70 Pine Street, 20th Floor
                 New York, New York 10270

                AlphaOne Investment Services, LLC
                One Tower Bridge
                100 Front Street, Suite 1250
                West Conshohocken, PA 19428

                Analytic Investors, LLC
                555 West Fifth Street, 50th Floor
                Los Angeles, CA 90013

                Aviva Investors North America, Inc.
                699 Walnut Street, Suite 1700
                Des Moines, Iowa 50309

                Cambiar Investors LLC
                2401 East Second Street, Suite 400
                Denver, Colorado 80206

                C.S. McKee, LLP
                One Gateway Center
                Pittsburgh, Pennsylvania 15222

                Edgewood Management LLC
                305 Park Avenue, 18th Floor
                New York, New York 10022-6057

                First Manhattan Co.
                437 Madison Avenue
                New York, New York 10022-7022

                Haverford Investment Management, Inc.
                Three Radnor Corporate Center, Suite 450
                Radnor, Pennsylvania 19087-4546

                HGK Asset Management, Inc.
                Newport Tower
                525 Washington Blvd.
                Jersey City, New Jersey 07310

                Investment Counselors of Maryland, LLC
                803 Cathedral Street
                Baltimore, Maryland 21201

                Loomis, Sayles & Company, L.P.
                One Financial Center
                Boston, Massachusetts 02111-2621

                LSV Asset Management
                1 North Wacker Drive
                Chicago, Illinois 60606

                Pennant Management, Inc.
                11270 West Park Place, Suite 1025

                  Milwaukee, Wisconsin 53224

                  PNC Capital Advisors, LLC
                  200 Public Square
                  Cleveland, Ohio 44114

                  Rice Hall James & Associates, LLC
                  600 West Broadway, Suite 1000
                  San Diego, California 92101-3383

                  Sands Capital Management, LLC
                  1101 Wilson Boulevard, Suite 2300
                  Arlington, VA 22209

                  Thompson, Siegel & Walmsley LLC
                  5000 Monument Avenue, P.O. Box 6883
                  Richmond, Virginia 23230

                  Westwood Management Corp.
                  200 Crescent Court, Suite 1200
                  Dallas, Texas 75201




ITEM 34. MANAGEMENT SERVICES: None.

ITEM 35. UNDERTAKINGS: None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund (the "Trust") is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this registration statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this registration statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act"), and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 158 to Registration Statement No. 033-42484 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 16th day of September, 2011.


                                    THE ADVISORS' INNER CIRCLE FUND

                                    By:               *
                                       ------------------------------
                                       Philip T. Masterson, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

NAME                            POSITION                       DATE
----                            --------                       ----

     *                          Trustee                       September 16, 2011
----------------------------
Charles E. Carlbom

     *                          Trustee                       September 16, 2011
----------------------------
John K. Darr

     *                          Trustee                       September 16, 2011
----------------------------
William M. Doran

     *                          Trustee                       September 16, 2011
----------------------------
Mitchell A. Johnson

     *                          Trustee                       September 16, 2011
----------------------------
Betty L. Krikorian

     *                          Trustee                       September 16, 2011
----------------------------
Robert A. Nesher

     *                          Trustee                       September 16, 2011
----------------------------
James M. Storey

     *                          Trustee                       September 16, 2011
----------------------------
George J. Sullivan, Jr.

     *                          President                     September 16, 2011
----------------------------
Philip T. Masterson

     *                          Treasurer, Controller &       September 16, 2011
----------------------------    Chief Financial Officer
Michael Lawson

*By: /s/ DIANNE M. SULZBACH
----------------------------
Dianne M. Sulzbach, pursuant to Power of Attorney

                EXHIBIT INDEX





Exhibit No.     Exhibit
--------------- ----------------------------------------------------------------
EX-99.E3        Amendment No. 1 effective as of August 30, 2010 to the
                Distribution Agreement dated November 14, 1991, as amended and restated November 12, 2002 between the Registrant and SEI
                Investments Distribution Co. (formerly, SEI Financial Services
                Company)
EX-99.P15       Edgewood Management LLC Revised Code of Ethics dated March 14,
                2011
EX-99.P19       Aviva Investors North America, Inc. Code of Ethics, as approved by the Board of  Trustees on November 10, 2011
EX-99.P20       AlphaOne Investment Services, LLC Code of Ethics dated May 1,
                2011